o BT INSURANCE FUNDS TRUST o







                              SMALL CAP INDEX FUND









                                  ANNUAL REPORT
                                 ---------------
                                 DECEMBER o 1999

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Table of Contents
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................     3
      SMALL CAP INDEX FUND
        Schedule of Investments .....................     5
        Statement of Assets and Liabilities .........    22
        Statement of Operations .....................    23
        Statements of Changes in Net Assets .........    24
        Financial Highlights ........................    25
        Notes to Financial Statements ...............    26
        Report of Independent Auditors ..............    28
        Proxy Voting Results ........................    29

                               ----------------

        The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                               ----------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
MARKET ACTIVITY
FOR THE FIRST TIME IN FIVE YEARS, THE SMALL CAP EQUITY MARKET OUTPERFORMED BOTH ITS LARGE CAP AND MID CAP BRETHREN FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1999, AS INVESTORS SOUGHT THE LOWER VALUATIONS OF SMALL CAP GROWTH STOCKS. However, within the small cap sector, stocks exhibited their widest divergence ever between growth and value. Notably, at year end, growth stocks represented 6% more of the Russell 2000 Index than at the end of 1998. The technology sector comprised 24% of the Index, 12% higher than this sector's weighting at the end of 1998. Led by technology and Internet-related stocks, small growth stocks, as represented by the Russell 2000 Growth Index, outperformed small value stocks by more than 40% for the year.

STILL, VOLATILITY WITHIN THE U.S. EQUITY MARKET IN GENERAL AND THE SMALL CAP MARKET IN PARTICULAR, REMAINED HIGH.
o Small cap stocks started 1999 underperforming large caps, as small cap technology stocks lagged their late 1998 performance. Investors took this opportunity to find value in value stocks.
o While large cap stocks continued their bull run, Russell 2000 Index returns dramatically outperformed the S&P 500 Index in the second quarter of 1999 for the first time in seven quarters.
   - In April especially, there was renewed strength in formerly out-of-favor small cap sectors, including cyclicals and value-oriented stocks.
   - This led the Russell 2000 Index to outperform the S&P 500 Index by more than 2 to 1 for the second quarter.
   - Small cap value stocks outperformed small cap growth stocks for the quarter.
   - The annual Frank Russell Company rebalancing of the Russell 2000 Index contributed to a 68% turnover rate, which was slightly higher than the previous year's turnover.
o Broad market third quarter equity index returns were negative across small, mid, and large capitalization asset classes.
o By the end of the fourth quarter, the Russell 2000 Index leapt ahead of the S&P 500 Index, as small growth stocks led the small cap index to positive double-digit returns for the quarter.

TECHNOLOGY WAS THE ANNUAL PERIOD'S TOP PERFORMING SECTOR, JOINED BY MORE VALUE-ORIENTED SECTORS, INCLUDING UTILITIES AND PRODUCER DURABLES. The weakest performing sectors included auto and transportation, financial services, and consumer staples. The year's better performing stocks in the Russell 2000 Index included Clarify Inc., Promix Inc., and Idec Pharmaceuticals Corp.


INVESTMENT REVIEW

                                                                 AVERAGE
                                        CUMULATIVE                ANNUAL
PERIODS ENDED DECEMBER 31, 1999        TOTAL RETURNS          TOTAL RETURNS
--------------------------------- ----------------------- ----------------------
                                     Past 1      Since       Past 1      Since
                                      year     inception      year     inception
                                  ----------- ----------- ----------- ----------
  BT Small Cap Index Fund*
     (inception 8/25/97)          20.16%      23.54%      20.16%      9.38%
--------------------------------- -----       -----       -----       ----
  Russell 2000 Index**            21.26%      24.12%      21.26%      9.70%

MANAGER OUTLOOK
Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. We anticipate GDP growth of about 4% through the first half of the year 2000. While inflation has remained benign primarily because growth in labor compensation has failed to outstrip productivity growth despite drum-tight labor markets, inflation risks remain tilted to the upside, as labor markets continue to tighten and as overseas growth continues to gather steam. Thus, the Federal Reserve Board could, in our view, continue to nudge interest rates higher through mid-2000, as it seeks to slow real economic growth to a more sustainable pace.


Since the economy's ability to grow quickly and generate strong profits without inflation has been the driving force behind the bull market of recent years, what our outlook means is that economic fundamentals may be comparatively less supportive of equities in the next year or so. However, even with a gradual slowdown in economic growth, a modest pickup in inflation, and pressure on profit margins from rising labor costs and higher interest rates, we do not see a sharp correction in equities, because we expect a reasonably "soft landing" for the economy. We also believe the economy will likely retain many of its structural improvements, such as faster productivity growth and less volatile economic cycles. The major risk to the equity markets, in our view, is if the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for nearly nine years. It is likely we will continue to see high volatility within the small cap equity sector, but small cap fundamentals and earnings growth remain strong and relative valuations attractive.


Of course, it is important to note that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.


[GRAPHIC OMITTED]


                                James Creighton
                 Portfolio Manager of the Small Cap Index Fund
                               December 31, 1999

----------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The Russell 2000 Index is an unmanaged index that measures small capitalization equities. This index is unmanaged, and investments cannot be made in an index. Small cap stocks have historically experienced greater volatility than average.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




LETTER TO SHAREHOLDERS (continued)
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                  By Sector as of December 31, 1999 (Unaudited)


[PIE CHART APPEARS HERE]

Telecommunication       2.71%             Consumer Noncyclicals         2.65%
Utility                 3.30%             Energy                        2.63%
Industrials             4.68%             Transportation                2.21%
Basic Materials         5.33%             Technology                   28.93%
Consumer Services       5.51%             Financial                    13.00%
Commercial Services     8.42%
Health Care             9.30%
Consumer Cyclicals     11.33%



--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------


[LINE GRAPH APPEARS HERE]

Small Cap Index Fund-$12,354

  8/97          12/97          6/98          12/98         6/99         12/99
  ----------------------------------------------------------------------------
  $10,000       $10,479       $10,960        $10,281      $11,088      $12,354


Russell 2000 Index-$12,412

  8/97          12/97          6/98          12/98         6/99         12/99
  ----------------------------------------------------------------------------
  $10,000       $10,505       $11,022        $10,237      $11,187      $12,412

Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an Index.


Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund, and the Russell 2000 Index from August 25, 1997, through
December 31, 1999.


                          Average Annual Total Returns
                             for the Periods Ended
                               December 31, 1999


  One Year     Since 8/25/97*
  20.16%       9.38%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                         Description                          Value
-------------   ------------------------------------------------   --------------
                COMMON STOCKS -- 96.02%
      700       24/7 Media, Inc. (a) ...........................   $39,375
    1,600       3DFX Interactive, Inc. (a) .....................    15,700
    7,000       7 -Eleven, Inc. (a) ............................    12,469
      857       99 Cents Only Stores (a)........................    32,780
      760       A.O. Smith Corp. ...............................    16,625
    1,450       AAR Corp. ......................................    26,009
    1,000       Aaron Rents, Inc. ..............................    17,750
      700       Aavid Thermal Technologies, Inc. (a) ...........    17,194
    1,000       ABC - NACO, Inc. (a) ...........................     8,250
      660       Abgenix, Inc. (a) ..............................    87,450
      500       ABM Industries, Inc. ...........................    10,187
      400       Acceptance Insurance Cos., Inc. (a) ............     2,325
    2,664       Acclaim Entertainment, Inc. (a) ................    13,653
      400       Accredo Health, Inc. (a) .......................    12,300
    1,331       ACE Ltd. .......................................    22,204
      700       Ackerley Group, Inc. ...........................    12,687
    1,200       ACT Networks, Inc. (a) .........................    11,175
    1,368       Actel Corp. (a) ................................    32,832
      968       Action Performance Cos., Inc. (a) ..............    11,132
    1,751       Activision, Inc. (a) ...........................    26,812
    1,501       Actuate Corp. (a) ..............................    64,355
    1,951       ACTV, Inc. (a) .................................    89,136
      700       Acuson Corp. (a) ...............................     8,794
      800       ACX Technologies, Inc. (a) .....................     8,550
      927       Adaptive Broadband Corp. (a) ...................    68,424
    1,000       Adelphia Business Solutions, Inc. (a) ..........    48,000
      500       AdForce, Inc. (a) ..............................    35,688
      200       Administaff, Inc. (a) ..........................     6,050
    1,383       ADTRAN, Inc. (a) ...............................    71,138
    1,351       Advance Paradigm, Inc.(a) ......................    29,131
    1,100       Advanced Communications Group, Inc. (a) ........    14,987
    1,061       Advanced Digital Information Corp. (a) .........    51,591
      706       Advanced Energy Industries (a) .................    34,771
    3,896       Advanced Fibre Communications, Inc. (a) ........   174,102
    1,240       Advanced Radio Telecom Corp. (a) ...............    29,760
      952       ADVANTA Corp. - Class A ........................    17,374
      400       Advantage Learning Systems, Inc.(a) ............     4,475
    3,300       Advantica Restaurant Group (a) .................     5,775
      627       Advent Software, Inc. (a) ......................    40,402
      300       Advest Group, Inc. .............................     5,513
      700       ADVO, Inc. (a) .................................    16,625
      800       Aerial Communications (a) ......................    48,700
    1,660       Aeroflex, Inc. (a) .............................    17,222
    1,400       Affiliated Managers Group (a) ..................    56,613
      900       Affymetrix, Inc. (a) ...........................   152,719
      700       Aftermarket Technology Corp. (a) ...............     8,356
    3,100       AGCO Corp. .....................................    41,656
    4,133       AGL Resources, Inc. ............................    70,261
    1,300       AgriBioTech, Inc. (a) ..........................     3,087
      600       Agribrands International (a) ...................    27,600
      419       AHL Services, Inc. (a) .........................     8,747
    2,100       Air Express International Corp. ................    67,856
    2,536       Airborne Freight Corp. .........................    55,792


    Shares                         Description                          Value
-------------   ------------------------------------------------   --------------
    2,700       Airgas, Inc. (a) ...............................   $25,650
    3,100       AirTran Holdings, Inc. (a) .....................    14,047
      200       Alabama National BanCorporation ................     3,775
      500       Alaris Medical, Inc. (a) .......................       938
    1,500       Alaska Air Group, Inc. (a) .....................    52,687
    1,552       Albany International Corp. - Class A (a) .......    24,063
      500       Albany Molecular Research, Inc. (a) ............    15,250
      820       Albemarle Corp. ................................    15,734
    3,107       Alexander & Baldwin ............................    70,878
      200       Alexander's, Inc. (a) ..........................    15,800
    1,000       Alexandria Real Estate Equities, REIT ..........    31,813
    2,200       ALFA Corp. .....................................    35,887
      828       Algos Pharmaceuticals Corp. (a) ................     9,108
    1,261       Alkermes, Inc. (a) .............................    61,947
      300       Allaire Corp. (a) ..............................    43,894
      136       Alleghany Corp. (a) ............................    25,228
    1,900       Allen Telecommunications, Inc. (a) .............    21,969
    1,519       Alliance Semiconductor Corp. (a) ...............    25,348
      733       Alliant Techsystems, Inc. (a) ..................    45,675
    3,618       Allied Capital Corp. ...........................    66,255
      500       Alltrista Corp. (a) ............................    11,063
      900       Alpha Industries, Inc. (a) .....................    51,581
    1,090       ALPHARMA, Inc. - Class A .......................    33,517
      500       Alpine Group, Inc. (a) .........................     6,438
    1,133       Alterra Healthcare Corp. (a) ...................     9,418
      400       AMC Entertainment, Inc. (a) ....................     3,450
    1,550       AMCOL International Corp. ......................    24,994
    2,413       AMCORE Financial, Inc. .........................    57,912
      379       Amdocs Ltd. (a) ................................    13,075
      200       AMER Co. (a) ...................................     5,000
    2,100       America West Holdings Corp. - Class B (a).......    43,575
      400       American Annuity Group, Inc. ...................     7,200
      600       American Business Products, Inc. ...............     7,013
      500       American Classic Voyages Co. (a) ...............    17,500
    1,400       American Freightways Corp. (a) .................    22,662
      660       American Italian Pasta Co. (a) .................    20,295
    2,364       American Management Systems, Inc. (a) ..........    74,171
    1,203       American Mobile Satellite Corp., Inc. (a) ......    25,338
    1,490       American Retirement Corp. (a) ..................    11,827
      800       American States Water Co. ......................    28,800
    1,283       American Superconductor Corp. (a) ..............    35,924
    1,283       American Xtal Technology, Inc. (a) .............    22,372
    3,700       AmeriCredit Corp. (a) ..........................    68,450
    1,700       AmeriPath, Inc. (a) ............................    13,919
    2,225       AmeriSource Health Corp. - Class A (a) .........    33,792
      967       AmerUs Life Holdings, Inc. - Class A ...........    22,241
    1,583       Ames Department Stores, Inc. (a) ...............    45,610
    1,800       AMETEK, Inc. ...................................    34,312
    3,203       AMF Bowling, Inc. (a) ..........................    10,009
    4,341       Amkor Technology, Inc. (a) .....................   122,633
      400       Amli Residential Properties Trust ..............     8,075
    4,000       Ampex Corp. - Class A (a) ......................    21,750
      900       Amphenol Corp. - Class A (a) ...................    59,906

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                          Description                           Value
-------------   --------------------------------------------------   --------------
    1,400       AMRESCO, Inc. (a) ................................   $1,969
      300       Amtran, Inc. (a) .................................    5,813
      700       Anacomp, Inc. (a) ................................   12,731
    1,183       ANADIGICS, Inc. (a) ..............................   55,823
      200       Analogic Corp. ...................................    6,600
    1,200       Analysts International Corp. .....................   15,000
    1,000       Anchor Bancorp Wisconsin, Inc. ...................   15,125
      660       Anchor Gaming (a) ................................   28,669
    1,406       Ancor Communications, Inc. (a) ...................   95,432
    4,529       Andrew Corp. (a) .................................   85,768
      925       Anesta Corp. (a) .................................   15,898
      900       Anicom, Inc. (a) .................................    3,825
    1,300       Anixter International, Inc. (a) ..................   26,812
    1,060       AnnTaylor Store Corp. (a) ........................   36,504
    1,405       AnswerThink Consulting Group, Inc. (a) ...........   48,121
    1,261       ANTEC Corp. (a) ..................................   46,027
      900       Apex PC Solutions, Inc. (a) ......................   29,025
      900       Apogee Enterprises, Inc. .........................    4,556
    1,728       Applebee's International, Inc. ...................   50,976
      860       Applied Graphics Technologies, Inc. (a) ..........    7,417
    1,300       Applied Industrial Technology, Inc. ..............   21,613
    2,086       Applied Power, Inc. - Class A ....................   76,660
      700       AppliedTheory Corp. (a) ..........................   19,425
    2,380       Apria Healthcare Group, Inc. (a) .................   42,691
    1,900       Aptargroup, Inc. .................................   47,738
    1,030       Aquarion Co. .....................................   38,110
    3,900       Arcadia Financial Ltd. (a) .......................   17,306
    1,488       Arch Chemicals, Inc. .............................   31,155
      400       Arch Coal, Inc. ..................................    4,525
      600       Arctic Cat, Inc. .................................    6,000
      874       Ardent Software, Inc. (a) ........................   34,086
      500       Area Bancshares Corp. ............................   12,250
    1,400       Argonaut Group, Inc. .............................   27,825
    1,031       Argosy Gaming Co. (a) ............................   16,045
      900       Arguss Holdings, Inc. ............................   11,700
    1,200       Arnold Industries, Inc. ..........................   16,875
      800       Arrow International, Inc. ........................   23,200
    2,207       Artesyn Technologies, Inc. (a) ...................   46,347
    1,320       Arvin Industries, Inc. ...........................   37,455
    2,274       Ascent Entertainment Group, Inc. (a) .............   28,851
    1,083       Aspect Development, Inc. (a) .....................   74,185
    2,506       Aspect Telecommunications (a) ....................   98,047
    1,596       Aspen Technologies, Inc. (a) .....................   42,194
    2,300       Associated Estates Realty Corp. ..................   17,969
    1,160       Astec Industries, Inc. (a) .......................   21,823
      800       Asyst Technologies, Inc. (a) .....................   52,450
      627       Atlantic Coast Airlines Holding (a) ..............   14,891
      510       Atlas Air, Inc. (a) ..............................   13,993
    1,406       ATMI, Inc. (a) ...................................   46,486
    1,060       Atmos Energy Corp. ...............................   21,664
      300       Atwood Oceanics, Inc.. (a) .......................   11,587
      700       Aurora Foods, Inc. (a) ...........................    6,519
    1,064       Auspex Systems, Inc. .............................   10,906
      861       autobytel.com, Inc. (a) ..........................   13,076
      286       Autoweb.com, Inc. (a) ............................    3,110


    Shares                          Description                           Value
-------------   --------------------------------------------------   --------------
      900       Avado Brands, Inc. ...............................   $3,797
    1,800       Avant! Corp. (a) .................................   27,000
    1,000       Aviall, Inc. (a) .................................    8,188
      300       Aviation Sales Co. (a) ...........................    4,950
    1,200       Avid Technology, Inc.. (a) .......................   15,675
    1,028       Aviron (a) .......................................   16,255
    1,703       Avis Rent A Car (a) ..............................   43,533
    3,271       Avista Corp. .....................................   50,496
      883       AVT Corp. (a) ....................................   41,501
      761       Aware, Inc. (a) ..................................   27,681
    1,596       AXENT Technologies (a) ...........................   33,516
    1,460       Aztar Corp. (a) ..................................   15,877
      142       Baan Co. NV (a) ..................................    2,006
      200       Bacou USA (a) ....................................    3,013
    1,833       Baldor Electric Co. ..............................   33,223
      400       Baldwin & Lyons, Inc. - Class B ..................    8,850
    1,582       Bally Total Fitness Holding Corp. (a) ............   42,220
    3,400       BancorpSouth, Inc. ...............................   55,462
    3,936       BancWest Corp. ...................................   76,752
      800       Bandag, Inc. .....................................   20,000
      350       Bank of Granite Corp. ............................    7,525
    2,174       Bank United Corp. ................................   59,242
    1,300       BankAtlantic Bancorp, Inc. - Class B .............    6,662
      800       BankFirst Ohio Corp. .............................   18,400
    1,651       Banknorth Group, Inc. ............................   44,164
    1,600       Banta Corp. ......................................   36,100
    1,264       Banyan Systems, Inc. (a) .........................   25,280
    1,100       Barnes Group, Inc. ...............................   17,944
    1,850       barnesandnoble.com, Inc. (a) .....................   26,247
      700       Barr Laboratories, Inc. (a) ......................   21,963
      750       Barra, Inc. (a) ..................................   23,812
    1,712       Barrett Resources Corp. (a) ......................   50,397
    1,206       Basin Exploration, Inc. (a) ......................   21,256
      400       Bassett Furniture Industries, Inc. ...............    6,400
    7,895       Battle Mountain Gold Co. (a) .....................   16,283
    1,053       Bay View Capital Corp. ...........................   14,939
    1,442       BE Aerospace, Inc. (a) ...........................   12,167
      461       bebe stores, Inc. (a) ............................   12,447
    1,800       Bedford Property Investors .......................   30,713
      600       Belco Oil & Gas (a) ..............................    3,300
    1,433       Belden, Inc. .....................................   30,093
      900       Bell & Howell Co. (a) ............................   28,631
      733       Benchmark Stock Electroncs, Inc. (a) .............   16,813
      761       Beringer Wine Estates Holdings (a) ...............   30,345
    1,628       Berkley (W.R.) Corp. .............................   33,984
      700       Berlitz International, Inc. (a) ..................   12,031
      500       Berry Petroleum Co. - Class A ....................    7,563
      219       Best Software, Inc. (a) ..........................    6,460
    5,869       Bethlehem Steel Corp. (a) ........................   49,153
    3,277       Beverly Enterprises, Inc. (a) ....................   14,337
      961       Beyond.com Corp. (a) .............................    7,508
    1,800       Billing Concepts Corp. (a) .......................   11,700
    1,776       Bindley Western Industries, Inc. .................   26,751
      761       BindView Development Corp. (a) ...................   37,812
      800       Biomatrix, Inc. (a) ..............................   15,400

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                             Value
-------------   -----------------------------------------------------   --------------
       800      Bio-Rad Laboratories, Inc. - Class A (a) ............   $18,700
     3,441      Bio-Technology General Corp. (a) ....................    52,475
       974      Black Box Corp. (a) .................................    65,258
       700      Black Hills Corp. ...................................    15,531
       746      Block Drug Co., Inc. - Class A ......................    23,117
     1,229      Blount International, Inc. - Class A (a) ............    19,587
     1,700      BMC Industries, Inc. ................................     8,288
     2,342      Bob Evans Farms, Inc. ...............................    36,155
     2,100      Boca Resorts, Inc. - Class A (a) ....................    20,475
     1,400      Boise Cascade Office Products Corp. (a) .............    21,000
       424      BOK Financial Corp. (a) .............................     8,566
     4,003      Borders Group, Inc. (a) .............................    64,298
       537      Bottomline Technologies, Inc. (a) ...................    19,332
     2,300      Bowne & Co., Inc. ...................................    31,050
     1,300      Boyd Gaming Corp. (a) ...............................     7,556
       600      Boykin Lodging Co. ..................................     6,562
       800      Bradley Real Estate, Inc. ...........................    13,950
     1,400      Brady (W.H.) Co. ....................................    47,513
     1,900      Brandywine Realty Trust .............................    31,112
     3,500      BRE Properties, Inc. - Class A ......................    79,406
       330      Brenton Banks, Inc. .................................     3,341
     1,000      Bright Horizons Family Solutions, Inc. (a) ..........    18,750
     2,474      Brightpoint, Inc. (a) ...............................    32,471
       683      Brio Technologies, Inc. (a) .........................    28,686
     3,051      BroadVision, Inc. (a) ...............................   518,861
       735      Brooke Group Ltd. ...................................    10,979
       500      Brookline Bancorp, Inc. .............................     4,875
       883      Brooks Automation, Inc. (a) .........................    28,753
       983      Brooktrout, Inc. (a) ................................    18,247
       750      Brown & Brown, Inc. .................................    28,734
     2,300      Brown (Tom), Inc. (a) ...............................    30,763
     1,000      Brown Shoe Co., Inc. ................................    14,125
       500      Brush Wellman, Inc. .................................     8,406
       150      BSB Bancorp. Inc. ...................................     2,887
       441      BT Financial Corp. ..................................     9,702
       900      Buckeye Technologies, Inc. (a) ......................    13,388
       300      Buckle, Inc. (a) ....................................     4,444
     1,200      Budget Group, Inc. - Class A (a) ....................    10,875
     2,309      Buffets, Inc. (a) ...................................    23,090
       487      Building One Services Corp. (a) .....................     4,596
     1,000      Burham Pacific Properties, Inc. .....................     9,375
     1,000      Burlington Coat Factory Warehouse ...................    13,875
     2,900      Burlington Industries, Inc. (a) .....................    11,600
       900      Burns International Services Corp. (a) ..............     9,731
     2,559      Burr-Brown Corp. (a) ................................    92,444
       200      Bush Boake Allen, Inc. (a) ..........................     4,912
       200      Bush Industries, Inc. - Class A .....................     3,438
       200      Butler Manufacturing Co. ............................     4,462
       460      C & D Technologies, Inc. ............................    19,550
     2,596      C.H. Robinson Worldwide, Inc. .......................   103,191
     1,740      Cable Design Technologies (a) .......................    40,020
     2,400      Cabot Industrial Trust ..............................    44,100
     1,400      Cabot Oil & Gas Corp. - Class A .....................    22,488
       700      CACI International, Inc. - Class A (a) ..............    15,837
     2,600      Cadiz Land Co., Inc. (a) ............................    24,700


    Shares                           Description                             Value
-------------   -----------------------------------------------------   --------------
       806      CAIS Internet, Inc. (a) .............................   $28,613
       506      Cal Dive International, Inc. (a) ....................    16,761
     1,100      Calgon Carbon Corp. .................................     6,531
       900      California Water Services Co. .......................    27,281
     4,000      Callaway Golf Co. ...................................    70,750
       903      Cambrex Corp. .......................................    31,097
     2,506      Cambridge Technology Partners, Inc. (a) .............    65,783
     1,630      Camdem Property Trust ...............................    44,621
       982      Canandaigua Brands, Inc. - Class A (a) ..............    50,082
     1,300      Capital Automotive, REIT ............................    15,844
       200      Capital City Bank Group, Inc. .......................     4,300
     1,800      Capital Senior Living Corp. (a) .....................     9,112
     4,000      Capitol Federal Financial ...........................    39,000
     1,700      CapRock Communications Corp. (a) ....................    55,144
     2,300      Capstead Mortgage Corp. .............................     9,631
       861      Caraustar Industries, Inc. ..........................    20,664
       200      Carbo Ceramics, Inc. ................................     4,375
       196      Career Education Corp. (a) ..........................     7,522
    10,098      Caremark Rx, Inc. (a) ...............................    51,121
     1,300      CareMatrix Corp. (a) ................................     3,250
       400      Carmike Cinemas, Inc. - Class A (a) .................     3,125
       700      Carolina First Corp. ................................    12,775
     1,290      Carpenter Technology Corp. ..........................    35,394
     1,500      Carriage Services, Inc. (a) .........................     8,906
       500      Carrier Access Corp. (a) ............................    33,656
     1,400      Carter-Wallace, Inc. ................................    25,112
       800      Casella Waste Systems, Inc. - Class A (a) ...........    15,100
     2,286      Casey's General Stores, Inc. ........................    23,860
     1,400      Cash America International Inc. .....................    13,650
     1,310      Castle & Cooke, Inc. (a) ............................    16,621
       900      Castle (A.M.) & Co. .................................    10,575
     3,419      Catalytica, Inc. (a) ................................    46,370
       600      Catapult Communications Corp. (a) ...................     5,963
       600      Cathay Bancorp, Inc. ................................    24,600
     1,000      CB Richard Ellis Services, Inc. (a) .................    12,375
     1,500      CBL & Associates Properties, Inc. ...................    30,937
     2,451      CBRL Group, Inc. ....................................    23,782
     1,600      CCC Information Services Group (a) ..................    27,400
       583      C-COR.net Corp. (a) .................................    44,672
     2,128      C-Cube Microsytems, Inc. (a) ........................   132,468
       400      CDI Corp. (a) .......................................     9,650
       730      CDnow, Inc. (a) .....................................     7,209
     1,203      CEC Entertainment, Inc. (a) .........................    34,135
     1,400      Celera Genomics (a) .................................   208,600
     1,083      Celgene Corp. (a) ...................................    75,810
       429      Cell Pathways, Inc. (a) .............................     3,968
     2,600      CellNet Data Systems, Inc. (a) ......................     2,925
     1,551      CellStar Corp. (a) ..................................    15,316
       500      Center Trust, Inc. ..................................     4,844
       700      CenterPoint Properties Corp. ........................    25,113
       300      Centex Construction Products, Inc. ..................    11,700
     1,232      Central Garden & Pet Co. (a) ........................    12,782
       750      Central Parking Corp. ...............................    14,344
     3,228      Century Business Services, Inc. (a) .................    27,236
       400      Century South Banks, Inc. ...........................     8,950

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                          Description                            Value
-------------   ---------------------------------------------------   --------------
    1,800       Cephalon, Inc. (a) ................................   $62,212
    1,383       Cerner Corp. (a) ..................................    27,228
    1,900       CFSB Bancorp, Inc. ................................    17,694
      600       CFW Communications Co. ............................    20,850
      900       CH Energy Group, Inc. .............................    29,700
    2,000       Champion Enterprises, Inc. (a) ....................    17,125
      300       Championship Auto Racing Teams, Inc. (a) ..........     6,900
      500       Charles River Associates, Inc. (a) ................    16,750
    7,100       Charming Shoppes, Inc. (a) ........................    47,038
    1,750       Chart Industries, Inc. ............................     7,000
    1,600       Chateau Communities, Inc. .........................    41,500
      651       Chattem, Inc. (a) .................................    12,369
      150       Cheap Tickets, Inc. (a) ...........................     2,053
    1,000       Checkpoint Systems, Inc. (a) ......................    10,187
    1,000       Chelsea GCA Realty, Inc. ..........................    29,750
      500       Chemed Corp. ......................................    14,313
    1,000       ChemFirst, Inc. ...................................    21,875
      531       Chemical Financial Corp. ..........................    16,926
    1,233       Chesapeake Corp. ..................................    37,606
    4,720       Chesapeake Energy Corp. (a) .......................    11,210
      690       Chicago Title Corp. ...............................    31,913
      172       Chico's FAS, Inc. (a) .............................     6,471
    2,200       Chiquita Brands International, Inc. ...............    10,450
    1,061       ChiRex, Inc. (a) ..................................    15,517
    2,315       Chittenden Corp. ..................................    68,582
    2,347       Choice Hotels Corp., Inc. (a) .....................    40,192
    1,315       ChoicePoint, Inc. (a) .............................    54,408
    3,000       CHS Electronics, Inc. (a) .........................     3,375
    2,412       Church & Dwight Co., Inc. .........................    64,370
      419       Churchill Downs, Inc. .............................     9,454
    2,147       CIBER, Inc. (a) ...................................    59,043
    1,028       Circle International Group, Inc. ..................    22,873
    3,686       Cirrus Logic, Inc. (a) ............................    49,070
    1,206       Citadel Communications Corp. (a) ..................    78,239
    1,954       Citizens Banking Corp. ............................    43,721
      411       City Holding Co. ..................................     5,754
    6,633       CK Witco Corp. ....................................    88,716
    2,400       CKE Restaurants, Inc. .............................    14,100
      750       Clarcor, Inc. .....................................    13,500
    1,083       Clarify, Inc. (a) .................................   136,458
    1,930       Cleco Corp. .......................................    61,881
    1,100       Cleveland-Cliffs, Inc. ............................    34,237
      600       Closure Medical Corp. (a) .........................     7,725
    1,800       CMI Corp. - Class A ...............................    12,713
    1,513       CMP Group, Inc. ...................................    41,702
      600       CNA Surety Corp. ..................................     7,800
      600       Coachmen Industries, Inc. .........................     9,075
      300       Coca Cola Bottling Consolidated ...................    14,212
    1,919       Cognex Corp. (a) ..................................    74,841
      300       Cognizant Technology Solutions Corp. (a) ..........    32,794
    1,474       Coherent, Inc. (a) ................................    39,430
    1,483       Cohu, Inc. ........................................    45,973
    1,528       Coinstar, Inc. (a) ................................    21,392
      400       Coldwater Creek, Inc. (a) .........................     8,200
    2,282       Collins & Aikman Corp. ............................    13,121


    Shares                          Description                            Value
-------------   ---------------------------------------------------   --------------
      900       Colonial Properties Trust .........................   $20,869
      700       Columbia Laboratories, Inc. (a) ...................     5,250
      400       Columbia Sportswear Co. (a) .......................     8,600
      500       Columbus McKinnon Corp. ...........................     5,063
      819       Com21, Inc. (a) ...................................    18,376
    1,771       Comfort Systems USA, Inc. (a) .....................    13,061
    2,145       Commerce Bancorp, Inc. ............................    86,738
    1,500       Commerce Group Inc. ...............................    39,187
      400       Commercial Intertech Corp. ........................     5,100
      400       Commercial Metals Co. .............................    13,575
    1,100       Commercial Net Lease Realty .......................    10,931
    1,200       CommNet Cellular, Inc. (a) ........................    38,550
    1,500       Commonwealth Bancorp, Inc. ........................    24,938
      816       Commonwealth Telephone Enterprises,
                Inc. (a) ..........................................    43,146
    2,868       Commscope, Inc. (a) ...............................   115,616
    3,241       Community First Bankshares, Inc. ..................    51,046
      420       Community Trust Bancorp, Inc. .....................     8,400
    1,083       Complete Business Solutions, Inc. (a) .............    27,210
    4,700       CompuCom Systems, Inc. (a) ........................    19,387
      700       CompuCredit Corp. (a) .............................    26,950
    4,600       CompUSA, Inc. (a) .................................    23,575
    1,896       Computer Horizons Corp. (a) .......................    30,692
    1,300       Computer Network Technology Corp. (a) .............    29,819
    1,000       Computer Task Group, Inc. .........................    14,812
    2,183       Concentric Network Corp. (a) ......................    67,264
      700       Concord Communications, Inc. (a) ..................    31,063
    1,037       Concur Technologies, Inc. (a) .....................    30,073
    2,804       Concurrent Computer Corp. (a) .....................    52,400
    1,241       CONMED Corp. (a) ..................................    32,111
      600       Connecticut Energy Corp. ..........................    23,325
    1,400       Conning Corp. .....................................    11,550
    1,464       Consolidated Freightways Co. (a) ..................    11,620
    1,060       Consolidated Graphics, Inc. (a) ...................    15,834
    1,375       Consolidated Products, Inc. (a) ...................    13,922
    1,100       ContiFinancial Corp. (a) ..........................       258
      700       Cooper Companies, Inc. ............................    21,088
      800       Copart, Inc. (a) ..................................    34,800
    1,100       COR Therapeutics, Inc. (a) ........................    29,562
      750       CoreComm, Inc. (a) ................................    44,531
    2,625       Corn Products International, Inc. .................    85,969
    1,000       Cornell Corrections, Inc. (a) .....................     8,375
    3,300       Cornerstone Realty Income Trust, Inc. .............    32,175
      500       Cort Business Services Corp. (a) ..................     8,719
      900       Corus Bankshares, Inc. ............................    21,600
    1,201       Cost Plus, Inc. (a) ...............................    42,786
    1,900       Cotellingent Group, Inc. (a) ......................    10,213
      900       Coulter Pharmaceutical, Inc. (a) ..................    20,419
    1,000       Cousins Properties, Inc. ..........................    33,937
    3,400       Covance, Inc. (a) .................................    36,763
    2,900       Coventry Health Care, Inc. (a) ....................    19,575
      488       CPI Corp. .........................................    11,010
    2,000       Crawford & Co. - Class B ..........................    27,250
      700       Creative Computers, Inc. (a) ......................     5,119
    1,083       Credence Systems Corp. (a) ........................    93,680

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                         Description                           Value
-------------   -------------------------------------------------   --------------
      700       Credit Acceptance Corp. (a) .....................   $ 2,581
      506       Creditrust Corp. (a) ............................     3,890
    1,283       Cree Research, Inc. (a) .........................   109,536
      768       Crestline Capital Corp. (a) .....................    15,840
    2,058       Cross Timbers Oil Co. ...........................    18,651
      264       Crossman Communities, Inc. (a) ..................     4,092
    1,460       CSK Auto Corp. (a) ..............................    25,550
      300       CSS Industries, Inc.(a) .........................     6,413
      500       CT Communications, Inc. .........................    28,000
      682       CTC Communications Group, Inc. (a) ..............    26,609
    1,390       CTS Corp. .......................................   104,771
      300       Cubic Corp. .....................................     6,562
    1,028       Cumulus Media, Inc. - Class A (a) ...............    52,171
    1,000       Cuno, Inc. (a) ..................................    20,703
      200       Curtiss-Wright Corp. ............................     7,375
      930       CVB Financial Corp. .............................    21,506
    1,461       CyberCash, Inc. (a) .............................    13,514
    1,206       Cyberian Outpost, Inc. (a) ......................    11,985
    1,051       Cyberonics, Inc. (a) ............................    16,750
      682       Cybex Computer Products Corp. (a) ...............    27,621
      900       Cygnus, Inc. (a) ................................    16,425
    1,574       Cymer, Inc. (a) .................................    72,404
    5,498       Cypress Semiconductor (a) .......................   177,998
    2,400       Cytec Industries, Inc. (a) ......................    55,500
      937       Cytyc Corp. (a) .................................    57,216
    2,851       D.R. Horton, Inc. ...............................    39,379
      600       Dain Rausher Corp. ..............................    27,900
    1,251       Daisytek International Corp. (a) ................    29,164
    1,590       Dallas Semiconductor Corp. ......................   102,456
    2,025       Dal-Tile International, Inc. (a) ................    20,503
      600       Dan River, Inc. - Class A (a) ...................     3,075
    1,700       Data Broadcasting Corp. (a) .....................    14,025
      700       Data Transmission Network Corp. (a) .............    12,075
    1,006       Datascope Corp. (a) .............................    40,240
      974       Datastream Systems, Inc. (a) ....................    23,924
      700       Dave & Buster's, Inc. (a) .......................     5,731
    1,200       David's Bridal, Inc. (a) ........................    13,425
      300       DBT Online (a) ..................................     7,313
      400       Deb Shops, Inc. .................................     7,400
    2,700       Del Monte Foods Co. (a) .........................    33,244
    1,077       Del Webb Corp. (a) ..............................    26,858
      519       dELiA*s, Inc. (a) ...............................     3,763
      836       Delphi Financial Group, Inc. - Class A (a) ......    25,080
    2,468       Delta and Pine Land Co. .........................    42,881
      700       Deltic Timber Corp. .............................    15,313
    1,824       Dendrite International, Inc. (a) ................    61,788
    1,200       Department 56, Inc. (a) .........................    27,150
      700       Detroit Diesel Corp. ............................    13,431
    2,846       Developers Diversified Realty Corp. .............    36,642
    1,568       Dexter Corp. ....................................    62,328
      900       Diagnostic Products Corp. .......................    22,050
      660       Diamond Technology Partners, Inc. (a) ...........    56,719
    3,206       Digital Microwave Corp. (a) .....................    75,141
      900       Digital River, Inc. (a) .........................    29,981
    1,506       DII Group, Inc.. (a) ............................   106,879


    Shares                         Description                           Value
-------------   -------------------------------------------------   --------------
    1,406       Dime Community Bancorp, Inc. ....................   $26,011
    1,500       DIMON, Inc. .....................................     4,875
      960       Dionex Corp. (a) ................................    39,540
      800       Direct Focus, Inc. (a) ..........................    22,200
      700       Discount Auto Parts, Inc. (a) ...................    12,644
      800       Documentum, Inc. (a) ............................    47,900
    1,100       Dollar Thrifty Automotive Group, Inc. (a) .......    26,331
    1,900       Donaldson Co., Inc. .............................    45,719
      400       Donna Karan International, Inc. (a) .............     2,625
    1,100       Doral Financial Corp. ...........................    13,544
      500       Dover Downs Entertainment .......................     9,375
      710       Downey Financial Corp. ..........................    14,333
      500       Dress Barn, Inc. (a) ............................     8,312
      800       Dreyer's Grand Ice Cream, Inc. ..................    13,600
      600       DSP Communications, Inc. (a) ....................    55,800
    1,282       Duane Reade, Inc. (a) ...........................    35,335
      300       Duff & Phelps Credit Rating Co. .................    26,681
      461       DuPont Photomasks, Inc. (a) .....................    22,243
    1,282       Dura Automotive Systems, Inc. (a) ...............    22,355
    2,500       Dura Pharmaceuticals, Inc. (a) ..................    34,844
      494       Duramed Pharmaceuticals, Inc. (a) ...............     3,520
      400       DVI, Inc. (a) ...................................     6,075
    1,282       Dycom Industries, Inc. (a) ......................    56,488
    2,686       e. spire Communications, Inc. (a) ...............    15,612
      960       E.W. Blanch Holdings, Inc. ......................    58,800
    1,000       e4L, Inc. (a) ...................................     2,500
      901       Eagle USA Airfreight, Inc. (a) ..................    38,856
    1,960       Earthgrains Co. .................................    31,605
    1,000       EarthShell Corp. (a) ............................     4,125
      483       EarthWeb, Inc. (a) ..............................    24,301
      535       East West Bancorp, Inc. .........................     6,119
    1,825       Eastern Enterprises .............................   104,823
    1,568       Easterns Utilities Associates ...................    47,530
      500       EastGroup Properties, Inc. ......................     9,250
    1,700       Eaton Vance Corp. ...............................    64,600
    1,583       Echelon Corp. (a) ...............................    30,967
      900       Eclipse Surgical Technologies, Inc. (a) .........     6,638
    1,706       Eclipsys Corp. (a) ..............................    43,716
    1,574       Education Management Corp. (a) ..................    22,036
    2,133       EEX Corp. (a) ...................................     6,266
      674       eFax.com (a) ....................................     4,865
    1,258       Egghead.com, Inc. (a) ...........................    20,364
    5,000       El Paso Electric Co. (a) ........................    49,062
      760       Elcor Corp. .....................................    22,895
      600       Electric Lightwave, Inc. - Class A (a) ..........    11,250
    1,000       Electro Rent Corp. (a) ..........................    11,625
      728       Electro Scientific Industries, Inc. (a) .........    53,144
    1,019       Electroglas, Inc. (a) ...........................    25,857
      600       EMCORE Corp. (a) ................................    20,400
      928       Emmis Communications Corp. - Class A (a).........   115,667
      800       Empire District Electric Co. ....................    18,100
    1,766       Emulex Corp. (a) ................................   198,675
      900       Energen Corp. ...................................    16,256
      500       Enesco Group, Inc. ..............................     5,531
      600       Engineering Animation, Inc. (a) .................     5,250

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                            Value
-------------   ----------------------------------------------------   --------------
    1,500       Enhance Financial Services Group, Inc. .............   $24,375
    1,100       Entercom Communications Corp. (a) ..................    72,600
      475       Entertainment Properties Trust .....................     6,264
    1,100       EntreMed, Inc. (a) .................................    28,187
      683       Entrust Technologies, Inc. (a) .....................    40,937
    1,085       Enzo Biochem, Inc. (a) .............................    48,893
    1,996       Enzon, Inc. (a) ....................................    86,577
    2,597       Epicor Software Corp. (a) ..........................    13,147
    2,347       Equitable Resources, Inc. ..........................    78,331
    3,900       Equity Inns, Inc. ..................................    26,325
    1,200       eShare Technologies, Inc. ..........................    20,475
    1,519       ESS Technology, Inc. (a) ...........................    33,703
    1,000       Essex Property Trust, Inc. .........................    34,000
    1,300       Esterline Technologies Corp. (a) ...................    15,031
    1,200       Etec Systems, Inc. (a) .............................    53,850
    2,082       Ethan Allen Interiors, Inc. ........................    66,754
    3,600       Ethyl Corp. ........................................    14,175
      300       E'Town Corp. .......................................    18,675
      786       Evergreen Resources, Inc. (a) ......................    15,523
      761       Exar Corp. (a) .....................................    44,804
      761       Exchange Applications, Inc. (a) ....................    42,521
    1,255       Exide Corp. ........................................    10,432
    2,547       Extended Stay America, Inc. (a) ....................    19,421
      721       F&M National Corp. .................................    19,873
      645       F.N.B. Corp., Pennsylvania .........................    14,351
      983       F.Y.I., Inc. (a) ...................................    33,422
      883       Factory 2-U Stores, Inc. (a) .......................    25,055
      600       FactSet Research Systems, Inc. .....................    47,775
      400       Fair Isaac & Co., Inc. .............................    21,200
    1,900       Fairfield Communities, Inc. (a) ....................    20,425
    1,150       Family Golf Centers, Inc. (a) ......................     1,617
      200       Farmers Capital Bank Corp. .........................     6,025
      461       Fatbrain.com, Inc. (a) .............................    11,554
      900       FBL Financial Group, Inc. - Class A ................    18,000
    2,300       Fedders Corp. ......................................    12,650
      600       Federal Agriculture Mortgage
                Corp. - Class C (a) ................................    12,113
    2,798       Federal Realty Investment Trust ....................    52,637
    2,730       Federal Signal Corp. ...............................    43,851
    1,332       Ferro Corp. ........................................    29,304
      400       Fidelity Holdings, Inc. (a) ........................     7,575
    1,501       Fidelity National Financial, Inc. ..................    21,577
    2,128       FileNet Corp. (a) ..................................    54,264
      300       Financial Federal Corp. (a) ........................     6,844
    2,300       FiNet.com, Inc. (a) ................................     3,019
      600       Finish Line, Inc. - Class A (a) ....................     3,262
    2,700       First American Financial Corp. .....................    33,581
    1,900       First Bancorp/Puerto Rico ..........................    39,425
      400       First Busey Corp. ..................................     9,050
      500       First Charter Corp. ................................     7,438
      200       First Citizens BancShares, Inc. - Class A ..........    13,950
      600       First Commerce Bancshares ..........................    11,812
    2,180       First Commonwealth Financial Corp. .................    26,160
      500       First Consulting Group, Inc. (a) ...................     7,750
      700       First Federal Capital Corp. ........................    10,238


    Shares                           Description                            Value
-------------   ----------------------------------------------------   --------------
    1,645       First Financial Bancorp ............................   $35,175
      350       First Financial Bankshares, Inc. ...................    10,762
      605       First Financial Corp., Indiana (a) .................    25,108
      500       First Financial Holdings ...........................     8,000
    3,196       First Health Group Corp. (a) .......................    85,892
    1,992       First Industrial Realty Trust, Inc. ................    54,656
      450       First Merchants Corp. ..............................    11,812
    2,817       First Midwest Bancorp, Inc. ........................    74,651
      700       First Republic Bank (a) ............................    16,450
    2,482       First Sentinel Bancorp, Inc. .......................    19,391
      927       First Sierra Financial, Inc. (a) ...................    15,875
      681       First Source Corp. .................................    17,025
    1,600       First United Bancshares, Inc. ......................    21,400
      600       FirstFed Financial Corp. ...........................     8,437
    2,060       Fisher Scientific International (a) ................    74,418
      719       Flagstar Bancorp, Inc. .............................    12,403
    1,106       FlashNet Communications, Inc. (a) ..................     6,843
    1,977       Fleetwood Enterprises, Inc. ........................    40,776
    1,754       Fleming Companies, Inc. ............................    17,978
    1,600       Florida East Coast Industries, Inc. ................    66,800
      900       Florida Rock Industries, Inc. ......................    30,994
    2,100       Flowserve Corp. ....................................    35,700
      400       Flycast Communications Corp. (a) ...................    51,975
    1,200       Footstar, Inc. (a) .................................    36,600
      898       Foremost Corp. of America ..........................    25,481
    1,000       Forest City Enterprises, Inc. - Class A ............    28,000
    2,760       Forest Oil Corp. (a) ...............................    36,398
      300       Forrester Research, Inc. (a) .......................    20,662
      450       Forward Air Corp. (a) ..............................    19,519
      694       Fossil, Inc. (a) ...................................    16,049
    3,800       Foster Wheeler Corp. ...............................    33,725
      937       FPIC Insurance Group, Inc. (a) .....................    15,636
      800       Franklin Covey Co. (a) .............................     6,000
      300       Franklin Electric Co., Inc. ........................    21,056
    1,369       Friede Goldman International, Inc. (a) .............     9,497
    2,000       Friedman, Billings Ramsey Group, Inc. (a) ..........    15,750
      700       Fritz Cos, Inc. (a) ................................     7,350
      386       Frontier Airlines, Inc. (a) ........................     4,391
      600       Frontier Financial Corp. ...........................    12,000
    3,110       Frontier Insurance Group, Inc. .....................    10,691
    1,541       FSI International, Inc. (a) ........................    17,722
      674       Fuller (H.B.) Co. ..................................    37,702
    2,955       Furniture Brands International, Inc. (a) ...........    65,010
    1,472       G&K Services, Inc. - Class A .......................    47,656
    1,620       Gables Residential Trust ...........................    38,880
    1,303       Gallagher (Arthur J.) & Co. ........................    84,369
      850       Gardner Denver Machinery, Inc. (a) .................    14,184
    3,400       Gaylord Container Corp. - Class A (a) ..............    23,162
    1,100       Gaylord Entertainment, Inc. ........................    32,931
      340       GBC Bancorp ........................................     6,566
      300       GC Cos. (a) ........................................     7,763
    1,051       GelTex Pharmaceuticals, Inc. (a) ...................    13,466
    2,500       GenCorp., Inc. .....................................    24,687
      300       General Binding Corp. ..............................     3,525
    1,350       General Cable Corp. ................................    10,209

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                            Description                              Value
-------------   -------------------------------------------------------   --------------
    1,400       General Cigar Holdings, Inc. (a) ......................   $11,638
    1,900       General Communication - Class A (a) ...................     8,312
    2,000       General Semiconductor, Inc. (a) .......................    28,375
    1,300       Genesco, Inc. (a) .....................................    16,900
      400       Genesys Telecommunications Laboratories,
                Inc. (a) ..............................................    21,600
    1,400       GenRad, Inc. (a) ......................................    22,575
      300       Gentek, Inc. ..........................................     3,131
    1,504       Geon Co. ..............................................    48,880
    2,047       Georgia Gulf Corp. ....................................    62,306
    1,300       Gerber Scientific, Inc. ...............................    28,519
    1,451       Getty Images, Inc. (a) ................................    70,918
    1,300       Getty Realty Corp. ....................................    14,544
      300       Gibraltar Steel Corp. .................................     7,012
    2,336       Gilead Sciences, Inc. (a) .............................   126,436
    1,600       Glatefelter (P.H.) Co. ................................    23,300
    3,781       Glenayre Technologies, Inc. (a) .......................    42,773
    3,151       Glenborough Realty Trust, Inc. ........................    42,145
      961       Gliatech, Inc. (a) ....................................    15,977
      800       Glimcher Realty Trust .................................    10,300
    3,929       Global Industries Ltd. (a) ............................    33,888
      722       Globix Corp. (a) ......................................    43,320
    1,161       Go2Net, Inc. (a) ......................................   101,007
    1,100       Goody's Family Clothing, Inc. (a) .....................     5,913
      500       Graco, Inc. ...........................................    17,938
      600       Grand Primier Financial, Inc. .........................     8,888
      900       Granite Construction, Inc. ............................    16,594
      450       Gray Communications System, Inc. ......................     7,959
    1,268       Great Atlantic & Pacific Tea Co. ......................    35,346
    1,400       Great Lakes REIT, Inc. ................................    20,125
      683       Great Plains Software, Inc. (a) .......................    51,054
    1,027       Greater Bay Bancorp ...................................    44,033
    8,700       Grey Wolf, Inc. (a) ...................................    25,013
      900       Grief Bros Corp. - Class A ............................    26,775
    1,000       Griffon Corp. (a) .....................................     7,813
      500       Group 1 Automotive, Inc. (a) ..........................     6,969
    1,800       Group Maintenance, Inc. (a) ...........................    19,238
    1,200       GT Interactive Software Corp. (a) .....................     1,988
    1,900       GTech Holding Corp. (a) ...............................    41,800
      700       Guess, Inc. (a) .......................................    15,225
      600       Guilford Mills, Inc. ..................................     4,350
    1,200       Guilford Pharmaceuticals, Inc. (a) ....................    20,400
    1,400       Guitar Center, Inc. (a) ...............................    14,088
    1,200       Gymboree Corp. (a) ....................................     6,750
      825       Hadco Corp. (a) .......................................    42,075
    1,700       Haemonetics Corp. (a) .................................    40,481
    1,900       HA-LO Industries (a) ..................................    14,250
      419       Hamilton Bancorp, Inc. (a) ............................     7,437
      300       Hancock Holding Co. ...................................    11,625
    1,755       Handleman Co. (a) .....................................    23,473
    1,500       Hanger Orthopedic Group, Inc. (a) .....................    15,000
    2,854       Hanna (M.A.) Co. ......................................    31,216
    1,590       Hanover Compressor Co. (a) ............................    60,023
    4,412       Hanover Direct, Inc. (a) ..............................    15,994
    2,100       Harbinger Corp. (a) ...................................    66,806


    Shares                            Description                              Value
-------------   -------------------------------------------------------   --------------
      901       Harbor Florida Bancorp, Inc. ..........................   $11,657
    4,700       Harken Energy Corp. (a) ...............................     3,525
    1,700       Harland (John H.) Co. .................................    31,131
      400       Harleysville Group, Inc. ..............................     5,700
      210       Harleysville National Corp. ...........................     6,825
      968       Harman International Industries, Inc. .................    54,329
    1,100       Harmon Industries, Inc. ...............................    13,338
    1,383       Harmonic, Inc. (a) ....................................   131,299
    2,600       Harsco Corp. ..........................................    82,550
    1,500       Haverty Furniture Companies, Inc. .....................    18,938
    2,512       Hawaiian Electric Industries ..........................    72,534
      800       Hayes Lemmerz International, Inc. (a) .................    13,950
    1,677       HCC Insurance Holdings, Inc. ..........................    22,115
    2,001       Health Care Property Investors, Inc. ..................    47,774
    1,375       Health Care REIT, Inc. ................................    20,797
    2,791       Healthcare Realty Trust, Inc. .........................    43,609
    1,100       Heartland Express, Inc. (a) ...........................    17,325
      500       Heidrick & Struggles International, Inc. (a) ..........    21,125
    4,300       Heilig-Meyers Co. .....................................    11,825
    1,305       Helix Technology Corp. ................................    58,480
        2       Heller Financial, Inc. ................................        40
    3,577       Helmerich & Payne, Inc. ...............................    78,024
    1,900       Hemispherx Biopharma, Inc. (a) ........................    18,881
    1,003       Henry (Jack) & Associates .............................    53,849
    2,100       Henry Schein, Inc. (a) ................................    27,956
      466       Herbalife International, Inc. - Class A ...............     6,699
    1,100       Hexcel Corp. (a) ......................................     6,119
      461       hi/fn, Inc. (a) .......................................    17,864
    1,000       Hilb, Rogal and Hamilton Co. ..........................    28,250
    1,274       HNC Software, Inc. (a) ................................   134,726
    1,600       Hollywood Entertainment Corp. (a) .....................    23,200
    1,300       Hollywood Park, Inc. (a) ..............................    29,169
      600       Home Properties of New York, Inc. .....................    16,462
    4,300       HomeBase, Inc. (a) ....................................    13,169
    1,600       Hooper Holmes, Inc. ...................................    41,200
    2,668       Horace Mann Educators Corp. ...........................    52,360
    3,398       Hospitality Properties Trust ..........................    64,774
      600       Houston Exploration Co. (a) ...........................    11,888
    1,200       HS Resources, Inc. (a) ................................    20,700
    1,700       HSB Group, Inc. .......................................    57,481
    1,800       Hudson River Bancorp, Inc. ............................    18,225
    2,993       Hudson United Bancorp .................................    76,509
    1,400       Hughes Supply, Inc. ...................................    30,187
    1,183       Human Genome Sciences, Inc. (a) .......................   180,555
      700       Hunt (J.B.) Transport Services, Inc. ..................     9,691
    2,300       Hussman International, Inc. ...........................    34,644
    1,200       Hutchinson Technology (a) .............................    25,500
      400       Hypercom Corp. (a) ....................................     4,000
    1,680       Hyperion Solutions Corp. (a) ..........................    73,080
    2,700       ICG Communications, Inc. (a) ..........................    50,625
    2,360       Idacorp, Inc. .........................................    63,278
    2,266       IDEC Pharmaceuticals Corp. (a) ........................   222,634
    1,900       Identix, Inc. (a) .....................................    17,219
    1,800       IDEX Corp. ............................................    54,675
    2,896       IDEXX Laboratories Inc. (a) ...........................    46,698

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                            Description                              Value
-------------   -------------------------------------------------------   --------------
       400      IDG Books Worldwide, Inc. - Class A (a) ...............   $ 4,625
     1,174      IDT Corp. (a) .........................................    22,159
       700      IDX Systems Corp. (a) .................................    21,875
       406      IGEN International, Inc. (a) ..........................    12,079
       700      IHOP Corp. (a) ........................................    11,681
     1,803      Imation Corp. (a) .....................................    60,513
     1,261      ImClone Systems Inc. (a) ..............................    49,967
       500      IMCO Reclycling, Inc. .................................     6,313
       664      IMPATH, Inc. (a) ......................................    16,890
     2,161      Imperial Bancorp (a) ..................................    52,134
     2,242      Imperial Credit Commercial Mortgage
                Investment Corp. ......................................    25,503
     1,942      Imperial Credit Industries, Inc. (a) ..................    12,138
       700      IMRglobal Corp. (a) ...................................     8,794
     1,141      In Focus Systems, Inc. (a) ............................    26,457
     2,636      InaCom Corp. (a) ......................................    19,276
     1,200      INCYTE Pharmaceuticals, Inc. (a) ......................    72,000
     5,142      Independence Community Bank ...........................    64,275
     1,733      Indiana Energy, Inc. ..................................    30,761
       500      Indpendent Bank Corp. .................................     6,250
     5,220      IndyMac Mortgage Holdings, Inc. .......................    66,555
     1,419      InfoCure Corp. (a) ....................................    44,255
       400      Informatica Corp. (a) .................................    42,550
       700      Information Holdings, Inc. (a) ........................    20,344
     1,600      Information Resources, Inc. (a) .......................    14,800
     9,916      Informix Corp. (a) ....................................   113,414
       900      infoUSA, Inc. - Class B (a) ...........................    12,544
       700      Ingles Markets, Inc. - Class A ........................     7,787
     1,003      Inhale Therapeutic Systems (a) ........................    42,690
     3,200      Innkeepers USA Trust ..................................    26,200
     1,112      Innovex, Inc. .........................................    10,425
     4,200      Input/Output, Inc.. (a) ...............................    21,263
     1,075      Insight Entreprises, Inc. (a) .........................    43,672
       666      Insignia Financial Group, Inc. - Class A (a) ..........     5,786
     1,290      Insituform Technologies - Class A (a) .................    36,442
     1,474      INSpire Insurance Solutions , Inc. (a) ................     6,771
     4,319      Integrated Device Technology, Inc. (a) ................   125,251
     1,900      Integrated Electrical Services, Inc. (a) ..............    19,119
     2,400      Integrated Health Services, Inc. (a) ..................       300
     1,203      Integrated Systems, Inc. (a) ..........................    40,376
     2,460      InterDigital Communications Corp. (a) .................   184,500
     3,841      Interface, Inc. .......................................    22,086
     2,024      Intergraph Corp. (a) ..................................     9,488
     3,643      Interim Services Inc. (a) .............................    90,164
     2,600      Intermedia Communications, Inc. (a) ...................   100,912
     1,500      Intermet Corp. ........................................    17,438
       825      International Bancshares Corp. ........................    36,506
     1,400      International Home Foods, Inc. (a) ....................    24,325
       500      International Multifoods Corp. ........................     6,625
     2,525      International Rectifier Corp. (a) .....................    65,650
       700      Interpool, Inc. .......................................     5,206
     1,190      Inter-Tel, Inc. .......................................    29,750
     1,125      IntertTAN, Inc. (a) ...................................    29,391
     1,600      InterVoice-Brite, Inc. ................................    37,200
       400      InterVU, Inc. (a) .....................................    42,000


    Shares                            Description                              Value
-------------   -------------------------------------------------------   --------------
     1,200      Interwest Bancorp, Inc. ...............................   $23,100
       800      Intraware, Inc. (a) ...................................    63,200
         0      Intuit, Inc. (a) ......................................        22
     2,000      Invacare Corp. ........................................    40,125
     1,028      Investors Financial Services Corp. ....................    47,288
       529      Invitrogen Corp. (a) ..................................    31,740
    15,147      Iomega Corp. (a) ......................................    51,121
     1,100      Ionics, Inc. (a) ......................................    30,937
       500      IPC Communications, Inc. (a) ..........................    35,500
     1,400      IRI International Corp. (a) ...........................     5,600
     1,060      Iron Mountain, Inc. (a) ...............................    41,671
     2,800      IRT Property Co. ......................................    21,875
       600      Irwin Financial Corp. .................................    10,688
     1,968      Isis Pharmaceuticals, Inc. (a) ........................    12,300
     1,203      ISS Group, Inc. (a) ...................................    85,563
     2,890      ITC Deltacom, Inc. (a) ................................    79,836
       200      ITI Technologies, Inc. (a) ............................     6,000
     1,100      ITT Educational Services, Inc. (a) ....................    16,981
       660      iTurf, Inc. - Class A (a) .............................     8,209
     1,490      Ivex Packaging Corp. (a) ..............................    14,900
       800      iVillage, Inc. (a) ....................................    16,200
     2,298      Jack in the Box, Inc. (a) .............................    47,540
       800      Jacobs Engineering Group, Inc. (a) ....................    26,000
       600      JAKKS Pacific, Inc. (a) ...............................    11,212
     1,582      JDA Software Group, Inc. (a) ..........................    25,905
     1,650      JDN Realty Corp. ......................................    26,606
     1,000      Jefferies Group, Inc. .................................    22,000
     2,500      JLG Industries, Inc. (a) ..............................    39,844
       800      JLK Direct Distribution - Class A (a) .................     8,250
       600      Jo-Ann Stores, Inc. - Class A (a) .....................     6,750
       500      John Nuveen Co. - Class A .............................    18,031
     1,182      Jones Lang LaSalle Inc. (a) ...........................    14,036
     1,855      Jones Pharma, Inc. ....................................    80,577
     1,300      Jostens, Inc. .........................................    31,606
     2,003      Journal Register Co. (a) ..............................    30,921
       400      JP Realty, Inc. .......................................     6,250
       703      JSB Financial, Inc. ...................................    36,468
       800      Juno Online Services, Inc. (a) ........................    28,400
       800      Just For Feet, Inc. (a) ...............................     1,000
       500      Justin Industries, Inc. ...............................     7,438
       900      Kaiser Aluminum Corp. (a) .............................     6,919
     1,300      Kaman Corp. - Class A .................................    16,737
       600      Kansas City Life Insurance Co. ........................    20,250
     3,168      Kaufman & Broad Home Corp. ............................    76,626
     2,090      Kaydon Corp. ..........................................    56,038
       755      Kellstrom Industries, Inc. (a) ........................     6,889
       982      Kellwood Co. ..........................................    19,088
     1,200      Kelly Services, Inc. ..................................    30,150
     2,299      KEMET Corp. (a) .......................................   103,599
     1,612      Kennametal, Inc. ......................................    54,204
       200      Kenneth Cole Productions,
                Inc. - Class A (a) ....................................     9,150
     1,500      Kent Electronics Corp. (a) ............................    34,125
     4,800      Key Energy Group, Inc. (a) ............................    24,900
     1,600      Keystone Automotive Industries, Inc. (a) ..............     9,400

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                         Description                           Value
-------------   -------------------------------------------------   --------------
    2,600       Kilroy Realty Corp. .............................   $57,200
    1,900       Kimball International Inc. - Class B ............    31,350
    1,410       King Pharmaceuticals, Inc. (a) ..................    79,048
    1,036       Kirby Corp. (a) .................................    21,238
      512       Knight Transportation, Inc. (a) .................     8,768
    1,000       Koger Equity, Inc. ..............................    16,875
    3,300       Komag, Inc. (a) .................................    10,312
    1,800       Kopin Corp. (a) .................................    75,600
      982       Korn/Ferry International (a) ....................    35,720
    1,082       Kroll-O'Gara Co. (a) ............................    17,853
      921       Kronos, Inc. (a) ................................    55,260
      782       K-Swiss, Inc. ...................................    14,528
    1,300       Kulicke & Soffa Industries, Inc. (a) ............    55,331
    2,200       Labor Ready, Inc. (a) ...........................    26,675
    2,300       Laboratory Corp. of America Holdings (a) ........     8,481
      700       Laclede Gas Co. .................................    15,138
    2,106       Lam Research Corp. (a)...........................   234,951
    1,400       Lance, Inc. .....................................    14,000
      500       Landamerica Financial Group .....................     9,188
      900       Landauer, Inc. ..................................    19,687
    1,600       Landry's Seafood Restaurants, Inc. (a) ..........    13,900
      825       Lands' End, Inc. (a) ............................    28,669
      906       Landstar System, Inc. (a) .......................    38,788
      500       LaSalle Hotel Properties ........................     5,844
    1,883       Laser Visions Centers, Inc. (a) .................    19,889
    1,012       LaserSight, Inc. (a) ............................    10,120
      861       Lason, Inc. (a) .................................     9,471
      400       Latitude Communications, Inc. (a) ...............    10,450
    2,328       Lattice Semiconductor Corp. (a) .................   109,707
      806       Launch Media, Inc. (a) ..........................    15,264
    2,800       La-Z-Boy Chair, Inc. ............................    47,075
      701       LCA-Vision, Inc. (a) ............................     3,286
    1,000       Leap Wireless International, Inc. (a) ...........    78,500
    2,800       Learn2.com, Inc. (a) ............................     9,188
      983       Learning Tree International, Inc. (a) ...........    27,524
    2,100       Lee Enterprises. Inc. ...........................    67,069
    2,630       Lennar Corp. ....................................    42,737
    3,130       Leucadia National Corp. .........................    72,381
      800       Libbey, Inc. ....................................    23,000
      775       Liberty Corp. ...................................    32,695
      200       Liberty Financial Companies, Inc. ...............     4,588
    1,900       LifePoint Hospitals, Inc. (a) ...................    22,444
    2,800       Ligand Pharmaceuticals, Inc. - Class B (a) ......    36,050
    1,300       Lilly Industries, Inc. - Class A ................    17,469
    2,174       Lincoln Electric Co. ............................    44,839
      350       Lindsay Manufacturing Co. .......................     6,387
    1,976       Liposome Co., Inc. (a) ..........................    24,113
      600       Lithia Motors, Inc. - Class A (a) ...............    10,725
      886       Littelfuse, Inc. (a) ............................    21,499
      836       LNR Property Corp. ..............................    16,616
    2,400       Local Financial Corp. (a) .......................    24,900
    2,000       Lodgian, Inc. (a) ...............................    10,000
    2,800       Lone Star Steakhouse & Saloon (a) ...............    24,981
    1,436       Lone Star Technologies, Inc. (a) ................    40,028
    3,100       Longview Fibre Co. ..............................    44,175


    Shares                         Description                           Value
-------------   -------------------------------------------------   --------------
      885       Louis Dreyfus Natural Gas Corp. (a) .............   $16,041
       70       LTC Healthcare, Inc. (a) ........................       140
    2,700       LTC Properties, Inc. ............................    22,781
    6,570       LTV Corp. .......................................    27,101
    2,274       LTX Corp. (a) ...................................    50,881
    1,600       Luby's Cafeterias, Inc. .........................    18,200
      500       Lydall, Inc. (a) ................................     3,313
      700       M.D.C. Holdings, Inc. ...........................    10,981
      700       M.S. Carriers, Inc. (a) .........................    16,712
    1,103       MacDermid, Inc. .................................    45,292
    1,500       MacroChem Corp. (a) .............................     6,281
      600       Macrovision Corp. (a) ...........................    44,400
      600       Madison Gas & Electric Co. ......................    12,075
    1,911       MAF Bancorp, Inc. ...............................    40,012
    1,800       Magellan Health Services, Inc. (a) ..............    11,363
    2,600       MagneTek, Inc. (a) ..............................    19,988
    2,000       Mail Well, Inc. (a) .............................    27,000
      300       Maker Communications, Inc. (a) ..................    12,825
      100       Manhattan Associates, Inc. (a) ..................       738
    1,277       Manitowoc Co., Inc. .............................    43,418
    1,200       Mannatech, Inc. (a) .............................     6,225
    1,400       Manufactured Home Communities, Inc. .............    34,038
    1,196       Manugistics Group, Inc. (a) .....................    38,646
    1,700       MAPICS, Inc. (a) ................................    21,463
      196       MapQuest.com, Inc. (a) ..........................     4,422
    1,650       Marcus Corp. ....................................    22,172
    2,668       Marine Drilling Cos., Inc. (a) ..................    59,863
    3,233       Mark IV Industries, Inc. ........................    57,184
      200       Markel Corp. (a) ................................    31,000
    1,106       Marketing Services Group, Inc. (a) ..............    18,526
    1,500       Marvel Enterprises, Inc. (a) ....................     8,250
    2,500       MascoTech, Inc. .................................    31,719
    1,147       MasTec, Inc. (a) ................................    51,042
    1,606       Mastech Corp. (a) ...............................    39,749
      900       Matthews International Corp. - Class A ..........    24,750
    1,183       Maverick Tube Corp. (a) .........................    29,205
      900       MAXIMUS, Inc. (a) ...............................    30,544
    2,396       Maxtor Corp. (a) ................................    17,371
      751       Maxwell Technologies, Inc. (a) ..................     7,510
      200       MAXXAM, Inc. (a) ................................     8,575
      800       McGrath Rentcorp ................................    14,000
    1,000       McMoRan Exploration Co. (a) .....................    21,125
    2,600       MDU Resources Group, Inc. .......................    52,000
      195       Mechanical Technology, Inc. (a) .................     4,534
      700       Medallion Financial Corp. .......................    12,556
      900       Medco Research, Inc. (a) ........................    27,056
      200       Media Metrix, Inc. (a) ..........................     7,150
    1,128       Mediaconsult.com, Inc. (a) ......................     7,050
    1,422       Medical Assurance, Inc. (a) .....................    30,129
    1,453       Medicis Pharmaceutical Corp. - Class A (a).......    61,843
    1,706       MedQuist, Inc. (a) ..............................    44,036
      572       MemberWorks, Inc. (a) ...........................    18,983
    1,403       MEMC Electronic Materials, Inc. (a) .............    17,187
      896       Mentor Corp. ....................................    23,128
    4,600       Mentor Graphics Corp. (a) .......................    60,662

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                            Value
-------------   ----------------------------------------------------   --------------
    1,400       Merchants New York Bancorp .........................   $23,975
    1,522       Mercury Computer Systems, Inc. (a) .................    53,270
    2,006       Mercury Interactive Corp. (a) ......................   216,523
    1,600       Meridian Resource Corp. (a) ........................     4,900
    3,544       Meristar Hospitality Corp. .........................    56,704
    1,000       Mesa Air Group, Inc. (a) ...........................     4,750
    1,100       Mesaba Holdings, Inc. (a) ..........................    12,581
    1,200       MessageMedia, Inc. (a) .............................    16,875
    1,800       Metals USA, Inc. (a) ...............................    15,300
    2,228       Metamor Worldwide, Inc. (a) ........................    64,891
    2,328       Methode Electronics, Inc. - Class A ................    74,787
      500       Metricom, Inc. (a) .................................    39,312
    2,190       Metris Cos., Inc. ..................................    78,156
      800       Metro Information Services, Inc. (a) ...............    19,200
    2,700       Metromedia International Group, Inc. (a) ...........    12,825
    2,390       Mettler-Toledo International, Inc. (a) .............    91,268
    1,000       MGC Communications, Inc. (a) .......................    50,750
      400       MGI Properties, Inc. ...............................     2,100
      286       Miami Computer Supply Corp. (a) ....................    10,618
      741       Michael Foods, Inc. ................................    18,247
    1,728       Michaels Stores, Inc. (a) ..........................    49,248
      400       Michigan Financial Corp. ...........................    11,025
    1,583       Micrel, Inc. (a) ...................................    90,132
    1,800       Micro Warehouse, Inc. (a) ..........................    33,300
      537       Micromuse, Inc. (a) ................................    91,290
    2,000       Micron Electronics, Inc. (a) .......................    22,250
    1,083       MICROS Systems, Inc. (a) ...........................    80,142
    2,128       MicroStrategy, Inc. (a) ............................   446,880
    2,200       Mid Atlantic Medical Services, Inc. (a) ............    18,288
    1,300       Mid-America Apartment Communities, Inc. ............    29,412
      515       MidAmerica Bancorp .................................    14,678
    1,200       Midas, Inc. ........................................    26,250
      300       Mid-State Bancshares ...............................     9,562
    1,659       Midway Games, Inc. (a) .............................    39,712
      600       Midwest Banc Holdings, Inc. ........................     8,250
      750       MidWest Express Holdings, Inc. (a) .................    23,906
      500       Mikasa, Inc. .......................................     5,031
    2,398       Milacron, Inc. .....................................    36,869
    1,983       Millennium Pharmaceuticals, Inc. (a) ...............   241,926
    1,600       Miller Industries, Inc. (a) ........................     4,600
      830       Mills Corp. ........................................    14,836
      100       Mine Safety Appliances Co. .........................     6,400
    1,468       Minerals Technologies, Inc. ........................    58,812
      837       MIPS Technologies, Inc. - Class A (a) ..............    43,524
      900       Mississippi Chemical Corp. .........................     5,569
      300       Mississippi Valley Bancshares, Inc. ................     8,100
    1,100       Mitchell Energy & Development Corp. -
                Class A ............................................    24,269
    1,482       MMC Network, Inc. (a) ..............................    50,944
    1,900       MMI Cos., Inc. .....................................    16,388
      261       Modem Media . Poppe Tyson, Inc. (a) ................    18,368
    1,806       Modine Manufacturing Co. ...........................    45,150
      600       Molecular Devices Corp. (a) ........................    31,200
      950       Monaco Coach Corp. (a) .............................    24,284
      300       Moog, Inc. - Class A (a) ...........................     8,100


    Shares                           Description                            Value
-------------   ----------------------------------------------------   --------------
    1,650       Morgan Keegan, Inc. ................................   $27,741
    1,700       Morrison Knudsen Corp. (a) .........................    13,281
      700       Movado Group, Inc. .................................    15,269
      705       Mpath Interactive, Inc. (a) ........................    18,771
    1,300       MRV Communications, Inc. (a) .......................    81,737
    1,596       MTI Tech Corp. (a) .................................    58,853
    1,800       MTS Systems Corp. ..................................    13,950
    2,000       Mueller Industries, Inc. (a) .......................    72,500
      464       Multex.com, Inc. (a) ...............................    17,458
    1,100       Musicland Stores Corp. (a) .........................     9,281
      880       Myers Industries, Inc. .............................    13,860
    1,197       N B T Bancorp, Inc. ................................    18,553
      325       NACCO Industries, Inc. - Class A ...................    18,058
      500       National Bancorp of Alaska, Inc. ...................    14,031
      622       National City Bancshares, Inc. .....................    15,628
    1,819       National Computer Systems, Inc. ....................    68,440
      682       National Discount Brokers Group, Inc. (a) ..........    14,663
    1,600       National Equipment Services, Inc. (a) ..............    10,000
      700       National Golf Properties, Inc. .....................    13,825
    1,300       National Health Investors, Inc. ....................    19,338
    1,680       National Instruments Corp. (a) .....................    64,260
    1,076       National Penn Bancshares, Inc. .....................    27,034
      200       National Presto Industries, Inc. ...................     7,100
      800       National Processing, Inc. (a) ......................     7,100
      450       National R.V. Holdings, Inc. (a) ...................     8,663
      800       National Steel Corp. - Class B .....................     5,950
    2,800       National-Oilwell, Inc. (a) .........................    43,925
    1,600       Nationwide Health Properties, Inc. .................    22,000
    1,100       Natures Sunshine Products, Inc. ....................     8,800
    1,700       Nautica Enterprises, Inc. (a) ......................    19,231
    1,206       Navarre Corp. (a) ..................................     6,934
    1,775       Navigant Consulting, Inc. (a) ......................    19,303
    2,538       NBTY, Inc. (a) .....................................    29,346
      900       NCI Building Systems, Inc. (a) .....................    16,650
      811       NCO Group, Inc. (a) ................................    24,431
    3,100       NCS Healthcare Inc. - Class A (a) ..................     7,459
    1,230       NeoMagic Corp. (a) .................................    13,453
      636       NEON Systems, Inc. (a) .............................    24,963
      412       Net Perceptions, Inc. (a) ..........................    17,304
    1,196       Net.Bnk, Inc. (a) ..................................    22,126
      218       NetObjects, Inc. (a) ...............................     3,597
      300       Netopia, Inc. (a) ..................................    16,294
      700       Network Equipment Technologies, Inc. (a) ...........     8,269
      800       Network Event Theater, Inc. (a) ....................    23,800
      883       Network Peripheral, Inc. (a) .......................    41,722
      800       Neurogen Corp. (a) .................................    13,200
      600       New Century Financial Corp. (a) ....................     9,450
      800       New England Business Service, Inc. .................    19,550
      900       New Jersey Resources Corp. .........................    35,156
    2,447       Newfield Exploration Co. (a) .......................    65,457
    5,425       Newpark Resources, Inc. (a) ........................    33,228
    2,000       Newport News Shipbuilding, Inc. ....................    55,000
      637       NextCard, Inc. (a) .................................    18,393
      308       Nextera Enterprises, Inc. - Class A (a) ............     3,966
    1,250       NFO Worldwide, Inc. (a) ............................    27,969

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                            Value
-------------   ----------------------------------------------------   --------------
    1,000       NL Industries, Inc. ................................   $15,062
      900       Nordson Corp. ......................................    43,425
      300       Nortek, Inc. (a) ...................................     8,400
      400       North Pittsburgh Systems, Inc. .....................     5,900
      361       NorthEast Optic Network, Inc. (a) ..................    22,585
      500       Northwest Bancorp, Inc. ............................     3,469
    1,207       Northwest Natural Gas Co. ..........................    26,479
    1,600       Northwestern Corp. .................................    35,200
      700       Novoste Corp. (a) ..................................    11,550
    1,100       NPC International, Inc. (a) ........................     8,663
      600       Nuevo Energy Co. (a) ...............................    11,250
      900       NUI Corp. ..........................................    23,738
    1,000       NVIDIA Corp. (a) ...................................    46,937
      682       NVR, Inc. (a) ......................................    32,566
      847       Oak Industries, Inc. (a) ...........................    89,888
    1,900       Oakley, Inc. (a) ...................................    10,569
    2,762       Oakwood Homes Corp. ................................     8,804
      500       Ocean Financial Corp. ..............................     8,656
    1,100       Oceaneering International, Inc. (a) ................    16,431
    1,200       O'Charley's, Inc. (a) ..............................    15,750
      500       Octel Corp. (a) ....................................     5,187
      800       Ocular Sciences, Inc. (a) ..........................    15,100
    2,100       Ocwen Asset Investment Corp. (a) ...................    13,125
      700       OEA, Inc. (a) ......................................     3,413
    5,890       OfficeMax, Inc. (a) ................................    32,395
    1,400       Offshore Logistics, Inc. (a) .......................    13,125
    3,390       Ogden Corp. ........................................    40,468
    4,142       Ohio Casualty Corp. ................................    66,531
    3,090       Olin Corp. .........................................    61,221
    3,090       Olsten Corp. .......................................    34,956
    1,200       OM Group, Inc. .....................................    41,325
      500       Omega Financial Corp. ..............................    14,500
    1,400       OMEGA Healthcare Investors, Inc. ...................    17,762
      700       Omega Research, Inc. (a) ...........................     4,200
      800       OMI Corp. (a) ......................................     1,650
    1,706       Omnipoint Corp. (a) ................................   205,786
      300       On Assignment, Inc. (a) ............................     8,963
      400       On Command Corp. (a) ...............................     7,400
    2,075       One Valley Bancorp, Inc. ...........................    63,547
    1,000       Oneida Ltd. ........................................    21,750
    1,425       OneMain.com, Inc. (a) ..............................    21,375
    2,190       ONEOK, Inc. ........................................    55,024
      996       OnHealth Network Co. (a) ...........................     8,902
      621       ONYX Software Corp. (a) ............................    22,977
    1,461       Open Market, Inc. (a) ..............................    65,928
      500       Optical Cable Corp. (a) ............................    10,000
      737       Optical Coating Laboratory, Inc. ...................   218,152
    1,760       Orbital Sciences Corp. (a) .........................    32,670
      900       Oregon Steel Mills, Inc. ...........................     7,144
    2,548       O'Reilly Automotive, Inc. (a) ......................    54,782
    1,793       Organogenesis, Inc. (a) ............................    15,577
      433       Oriental Financial Group ...........................     9,553
    2,200       Orthodontic Centers of America, Inc. (a) ...........    26,262
    1,008       Oshkosh B'Gosh, Inc. - Class A .....................    21,231
      825       Oshkosh Truck Corp. ................................    24,183


    Shares                           Description                            Value
-------------   ----------------------------------------------------   --------------
    1,025       Osteotech, Inc. (a) ................................   $13,709
      800       Otter Tail Power Co. ...............................    30,000
      900       Overseas Shipholding Group, Inc. ...................    13,331
    1,700       Owens & Minor, Inc. Holding Co. ....................    15,194
      736       P.F. Chang's China Bistro, Inc. (a) ................    18,308
    1,600       Pacific Capital Bancorp ............................    49,200
      500       Pacific Gateway Exchange, Inc. (a) .................     8,531
    1,200       Pacific Gulf Properties, Inc. ......................    24,300
    1,637       Pacific Sunwear of California, Inc. (a) ............    52,179
    5,600       Paging Network, Inc. (a) ...........................     4,550
    3,525       PairGain Technologies, Inc. (a) ....................    50,011
    1,350       Palm Harbor Homes, Inc. (a) ........................    24,300
      300       Pan Pacific Retail Properties ......................     4,894
    1,606       Papa John's International, Inc. (a) ................    41,856
      860       PAREXEL International Corp. (a) ....................    10,159
      425       Park Electrochemical Corp. .........................    11,289
      525       Park National Corp. ................................    50,400
    2,200       Parker Drilling Co. (a) ............................     7,012
      660       ParkerVision, Inc. (a) .............................    20,295
      400       Parkway Properties, Inc. ...........................    11,525
      800       PathoGenesis Corp. (a) .............................    17,150
    1,733       Patterson Dental Co. (a) ...........................    73,869
    2,225       Patterson Energy, Inc. (a) .........................    28,925
    2,550       Paxar Corp. (a) ....................................    21,516
    1,000       Paxson Communications Corp. (a) ....................    11,938
      500       PC Connection, Inc. (a) ............................    17,250
    3,025       P-COM, Inc. (a) ....................................    26,752
      200       pcOrder.com, Inc. (a) ..............................    10,200
      820       Pediatrix Medical Group, Inc. (a) ..................     5,740
      680       Pegasus Communications Corp. (a) ...................    66,470
      803       Pegasus Systems, Inc. (a) ..........................    48,431
    1,060       Pegasystems, Inc. (a) ..............................    11,925
      800       Penn Treaty Amer Corp. (a) .........................    12,600
      500       Pennsylvania Real Estate Investment Trust ..........     7,281
    3,600       Pennzoil-Quaker State Co. ..........................    36,675
      760       Penton Media, Inc. .................................    18,240
    1,399       PeopleSoft, Inc. (a) ...............................    29,820
    1,360       Peregrine Systems, Inc. (a) ........................   114,495
      400       Performance Food Group, Inc. (a) ...................     9,750
    2,712       PerkinElmer, Inc. ..................................   113,056
    4,998       Perrigo Co. (a) ....................................    39,984
    1,133       Per-Se Technologies, Inc. (a) ......................     9,524
    2,300       Personnel Group of America, Inc. (a) ...............    23,288
    1,282       Pervasive Software, Inc. (a) .......................    21,714
    1,300       Petco Animal Supplies, Inc. (a) ....................    19,337
    6,000       PETsMART, Inc. (a) .................................    34,500
    1,100       PFF Bancorp, Inc. ..................................    21,312
      898       Pharmaceutical Product Development,
                Inc. (a) ...........................................    10,664
      800       Pharmacyclics, Inc. (a) ............................    33,000
    1,300       Philadelphia Suburban Corp. ........................    26,894
      700       Phillips-Van Heusen Corp. ..........................     5,819
    2,600       Phoenix Investment Partners, Ltd. ..................    21,125
    1,568       Phoenix Technologies Ltd. (a) ......................    24,794
    1,268       Photronics, Inc. (a) ...............................    36,297

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                          Description                            Value
-------------   ---------------------------------------------------   --------------
    2,400       PhyCor, Inc. (a) ..................................   $ 4,500
      700       Physician Computer Network, Inc. (a) ..............        35
      600       PICO Holdings, Inc. (a) ...........................     7,387
    1,800       PictureTel Corp. (a) ..............................     7,763
    2,500       Piedmont Natural Gas Co., Inc. ....................    75,625
    5,400       Pier 1 Imports, Inc. ..............................    34,425
      400       Pilgrims Pride Corp. ..............................     3,325
    1,725       Pillowtex Corp. ...................................    10,673
    1,751       Pinnacle Holdings, Inc. (a) .......................    74,199
    1,206       Pinnacle Systems, Inc. (a) ........................    49,069
    1,500       Pioneer Group, Inc. (a) ...........................    23,625
    4,633       Pioneer Natural Resources Co. (a) .................    41,407
    1,868       Pioneer Standard Electronics, Inc. ................    26,969
    1,200       Pittston BAX Group ................................    12,750
    1,892       Pittston Brink's Group ............................    41,624
    1,700       Pittway Corp. - Class A ...........................    76,181
    1,000       Plains Resources Inc. (a) .........................    12,500
      900       Plantronics, Inc. (a) .............................    64,406
      760       Playboy Enterprises, Inc. - Class B (a) ...........    18,477
    2,000       Players International, Inc. (a) ...................    16,438
    1,500       Playtex Products, Inc. (a) ........................    23,062
      812       Plexus Corp. (a) ..................................    35,728
      925       PLX Technology, Inc. (a) ..........................    17,517
    1,200       PMA Capital Corp - Class A ........................    23,850
    1,982       Pogo Producing Co. ................................    40,631
    1,312       Polaris Industries, Inc.. .........................    47,560
    2,660       Polaroid Corp. ....................................    50,041
    2,400       Policy Management Systems Corp. (a) ...............    61,350
    1,082       Polycom, Inc. (a) .................................    68,910
    1,077       Polymer Group, Inc. ...............................    19,655
    1,668       Potlatch Corp. ....................................    74,435
    1,200       Power Integrations, Inc. (a) ......................    57,525
      960       Power-One, Inc. (a) ...............................    43,980
    1,403       Powertel, Inc. (a) ................................   140,826
      760       Powerwave Technologies, Inc. (a) ..................    44,365
    1,282       Precision Castparts Corp. .........................    33,653
      860       Premier Bancshares, Inc. ..........................    11,717
    1,100       Premier National Bancorp, Inc. ....................    20,281
    2,830       Premiere Technologies, Inc. (a) ...................    19,810
    1,300       Prentiss Properties Trust .........................    27,300
    1,100       Pre-Paid Legal Services, Inc. (a) .................    26,400
      800       Presidential Life Corp. ...........................    14,700
    1,000       Presstek, Inc. (a) ................................    13,875
      800       Preview Travel, Inc. (a) ..........................    41,700
    1,000       PRI Automation, Inc. (a) ..........................    67,125
    2,808       Price Communications Corp. (a) ....................    78,098
    3,200       Pride International, Inc. (a) .....................    46,800
      376       Primark Corp. (a) .................................    10,457
      400       Prime Group Realty Trust ..........................     6,075
    2,800       Prime Hospitality Corp. (a) .......................    24,675
    1,298       Prime Retail, Inc. ................................     7,301
      400       Primex Technologies ...............................     8,300
    1,190       Primus Telecommunications Group (a) ...............    45,518
      392       Priority Healthcare Corp. (a) .....................    11,343
      700       Prism Financial Corp. (a) .........................     3,938


    Shares                          Description                            Value
-------------   ---------------------------------------------------   --------------
      800       Private Business, Inc. (a) ........................   $ 3,850
      950       ProBusiness Services, Inc. (a) ....................    34,200
    2,000       procurenet (a) ....................................        --
      660       Professionals Group, Inc. (a) .....................    15,469
    1,897       Profit Recovery Group International (a) ...........    50,389
      947       Progress Software Corp. (a) .......................    53,742
      920       Project Software & Development, Inc. (a) ..........    51,060
    1,125       Protein Design Labs, Inc. (a) .....................    78,750
      103       PROVANT, Inc. (a) .................................     2,601
      603       Provident American Corp. (a) ......................    21,218
    2,034       Provident Bankshares, Corp. .......................    35,214
      512       Province Healthcare Co. (a) .......................     9,728
      500       Proxicom, Inc. (a) ................................    62,156
      600       Proxim, Inc. (a) ..................................    66,000
    1,190       ProxyMed, Inc. (a) ................................    11,602
    1,600       PS Business Parks, Inc. ...........................    36,400
    3,963       PSS World Medical, Inc. (a) .......................    37,401
    2,213       Public Service Company of New Mexico ..............    35,961
    1,300       Public Service Company of North Carolina ..........    42,006
    1,000       PubliCARD, Inc. (a) ...............................     6,563
    1,877       Pulte Corp. .......................................    42,232
      400       PXRE Corp. ........................................     5,200
      680       QRS Corp. (a) .....................................    71,400
    2,061       QuadraMed Corp. (a) ...............................    17,969
    1,000       Quanex Corp. ......................................    25,500
    1,590       Quanta Services, Inc. (a) .........................    44,918
    1,000       Queens County Bancorp, Inc. .......................    27,125
    1,700       Quest Diagnostic, Inc. (a) ........................    51,956
    1,050       Quicksilver, Inc. (a) .............................    16,275
    4,786       Quorum Health Group, Inc. (a) .....................    44,570
    1,900       R.H. Donnelley Corp. (a) ..........................    35,862
    2,200       Racing Champions Corp. (a) ........................     9,763
    2,226       Radian Group, Inc. ................................   106,291
      783       Radiant Systems, Inc. (a) .........................    31,467
      560       Radio One, Inc. (a) ...............................    51,520
      474       RadiSys Corp. (a) .................................    24,174
    1,360       Ralcorp Holdings, Inc. (a) ........................    27,115
    1,761       Rare Medium Group, Inc. (a) .......................    60,094
    1,603       Raymond James Financial, Inc. .....................    29,956
    1,868       Rayonier, Inc. ....................................    90,248
    1,500       Rayovac Corp. (a) .................................    28,313
      262       Razorfish, Inc. (a) ...............................    24,923
    2,200       Read-Rite Corp. (a) ...............................    10,450
    1,700       Realty Income Corp. ...............................    35,062
    2,990       Reckson Associates Realty Corp. ...................    61,295
    1,400       Redwood Trust, Inc. ...............................    17,500
    2,200       Reebok International Ltd. (a) .....................    18,013
    1,200       Regal-Beloit Corp. ................................    24,750
    2,100       Regency Realty Corp. ..............................    42,000
      700       Regeneron Pharmaceuticals, Inc. (a) ...............     8,925
    2,025       Regis Corp. .......................................    38,222
      783       Reliance Bancorp, Inc. ............................    27,013
    5,713       Reliance Group Holdings, Inc. .....................    38,206
      750       Reliance Steel & Aluminum Co. .....................    17,578
      932       Remec, Inc. (a) ...................................    23,766

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                            Description                             Value
-------------   ------------------------------------------------------   --------------
    1,200       Remedy Corp. (a) .....................................   $56,850
    1,467       Renaissance Worldwide, Inc. (a) ......................    10,819
    2,046       Renal Care Group, Inc. (a) ...........................    47,825
    1,306       Rent-A-Center, Inc. (a) ..............................    25,875
      900       Rent-Way, Inc. (a) ...................................    16,819
    2,948       Republic Bancorp, Inc. ...............................    35,793
      300       Republic Group, Inc. .................................     4,538
    3,842       Republic Security Financial Corp. ....................    27,494
    1,319       Res-Care, Inc. (a) ...................................    16,817
      700       ResMed, Inc. (a) .....................................    29,225
    3,015       Resource Bancshares Mortgage Group,
                Inc. .................................................    13,662
    1,300       Resources America, Inc. ..............................    10,237
      937       Respironics, Inc. (a) ................................     7,467
      800       Restoration Hardware, Inc. (a) .......................     5,450
    1,800       Rexall Sundown, Inc. (a) .............................    18,563
      800       RFS Hotel Investors, Inc. ............................     8,350
    2,300       RGS Energy Group, Inc. ...............................    47,294
    1,629       Richmond County Financial Corp. ......................    29,424
    1,674       Riggs National Corp. .................................    22,076
      600       Risk Capital Holdings, Inc. (a) ......................     7,575
      900       Riviana Foods, Inc. ..................................    15,975
      250       RLI Corp. ............................................     8,500
      900       Roadway Express, Inc. ................................    19,462
      900       Robbins & Myers, Inc. ................................    20,363
      500       Rock-Tenn Co. - Class A ..............................     7,375
      500       Rogers Corp. (a) .....................................    19,125
    2,500       Rollins Truck Leasing Corp. ..........................    29,844
      600       Rollins, Inc. ........................................     9,000
    2,640       Romac International, Inc. (a) ........................    35,475
    1,560       Roper Industries, Inc. ...............................    58,987
    1,400       Rouge Industries Inc. - Class A ......................    11,025
    1,700       RPC, Inc. ............................................     9,775
    1,928       RSA Security, Inc. (a) ...............................   149,420
      500       RTI International Metals, Inc. (a) ...................     3,750
    2,000       Ruby Tuesday, Inc. ...................................    36,375
    1,700       Ruddick Corp. ........................................    26,350
      800       Russ Berrie & Co., Inc. ..............................    21,000
    1,700       Russell Corp. ........................................    28,475
      900       RWD Technologies, Inc. (a) ...........................     9,338
    1,900       Ryan's Family Steak Houses, Inc. (a) .................    16,150
      988       Ryerson Tull, Inc. - Class A .........................    19,204
    1,468       Ryland Group, Inc. ...................................    33,856
      860       S&T Bancorp, Inc. ....................................    19,941
    1,800       S1 Corp. (a) .........................................   140,625
    3,800       S3, Inc. (a) .........................................    43,937
    1,400       Sabratek Corp. (a) ...................................       112
    2,194       Safeskin Corp. (a) ...................................    26,602
    1,460       SAGA Systems, Inc. (a) ...............................    29,109
    1,061       Sagent Technology, Inc. (a) ..........................    31,764
      400       SalesLogix Corp. (a) .................................    16,425
      682       Salton, Inc. (a) .....................................    22,804
      728       Sanchez Computer Associates, Inc. (a) ................    29,985
    1,160       SanDisk Corp. (a) ....................................   111,650
      900       Sandy Spring Bancorp, Inc. ...........................    24,300


    Shares                            Description                             Value
-------------   ------------------------------------------------------   --------------
      661       SangStat Medical Corp. (a) ...........................   $19,665
      500       Sauer, Inc. ..........................................     4,531
    1,261       Sawtek, Inc. (a) .....................................    83,935
    1,200       Schawk, Inc. .........................................    10,200
      500       Schein Pharmaceutical, Inc. (a) ......................     6,062
      983       Scholastic Corp. (a) .................................    61,130
    1,100       Schulman, Inc. .......................................    17,944
      500       Schweitzer-Mauduit International, Inc. ...............     6,719
      900       Scientific Games Holdings Corp. (a) ..................    14,906
      561       SCM Microsystems, Inc. (a) ...........................    35,869
    1,100       Scott Technologies, Inc. - Class A (a) ...............    20,762
    1,425       Scotts Co. (The) - Class A (a) .......................    57,356
      700       SCP Pool Corp. (a) ...................................    18,156
      612       SCPIE Holdings, Inc. .................................    19,661
    2,000       Seacoast Financial Services Corp. ....................    20,375
      800       SEACOR SMIT, Inc. (a) ................................    41,400
    3,500       Security Capital Group, Inc. - Class B (a) ...........    43,750
    1,200       Seitel, Inc. (a) .....................................     8,100
    1,500       Selective Insurance Group, Inc. ......................    25,781
    1,305       SEMCO Energy, Inc. ...................................    15,415
    1,503       Semtech Corp. (a) ....................................    78,344
    4,482       Sensormatic Electronics Corp. (a) ....................    78,155
      600       Sequa Corp. - Class A (a) ............................    32,362
      251       SERENA Software, Inc. (a) ............................     7,765
    1,150       Serologicals Corp. (a) ...............................     6,900
    2,271       Service Experts, Inc. (a) ............................    13,200
    2,067       Shire Pharmaceuticals Group Plc. (a) .................    60,191
    1,000       Shoe Carnival, Inc. (a) ..............................    10,063
    1,696       Shop At Home, Inc. (a) ...............................    16,854
    1,890       ShopKo Stores, Inc. (a) ..............................    43,470
    1,350       Shorewood Packaging Corp. (a) ........................    25,566
    2,100       Shurgard Storage Centers, Inc. - Class A .............    48,694
    4,000       SICOR Inc. (a) .......................................    31,000
      400       Siebert Financial Corp. ..............................     5,900
    1,350       Sierra Health Services, Inc. (a) .....................     9,028
    5,120       Sierra Pacific Resources .............................    88,640
    1,500       SIGCORP, Inc. ........................................    34,125
      500       Silgan Holdings, Inc. (a) ............................     6,687
    1,383       Silicon Valley Bancshares (a) ........................    68,459
    1,809       Silicon Valley Group, Inc. (a) .......................    32,110
      200       Siliconix, Inc.. (a) .................................    26,300
      100       Silknet Software, Inc. (a) ...........................    16,575
      700       Simpson Industries, Inc. .............................     7,875
      200       Simpson Manufacturing Co., Inc. (a) ..................     8,750
      700       Sinclair Broadcast Group, Inc. (a) ...................     8,542
      906       SIPEX Corp. (a) ......................................    22,254
    1,061       Sirius Satellite Radio, Inc. (a) .....................    47,214
    2,500       SITEL Corp. (a) ......................................    17,500
    3,903       Sky Financial Group, Inc. ............................    78,548
      700       Skyline Corp. ........................................    16,450
    1,368       Skywest, Inc. ........................................    38,304
      820       SL Green Realty Corp. ................................    17,835
    1,005       SLI, Inc. (a) ........................................    13,630
      300       Smart & Final, Inc. ..................................     2,175
    1,312       Smith (Charles E.) Residential Realty, Inc. ..........    46,412

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                          Description                            Value
-------------   ---------------------------------------------------   --------------
    2,330       Smithfield Foods, Inc. (a) ........................   $55,920
    1,600       Smucker (J.M.) Co. - Class A ......................    31,200
    1,000       SoftNet Systems, Inc. (a) .........................    25,125
    1,200       Sola International, Inc. (a) ......................    16,650
    1,140       Sonic Corp. (a) ...................................    32,490
    1,200       Source Media, Inc. (a) ............................    22,200
      300       South Jersey Industries, Inc. .....................     8,531
      860       Southern Peru Copper Corp. ........................    13,276
    2,780       Southern Union Co. (a) ............................    53,168
    1,500       Southwest Bancorp of Texas (a) ....................    29,719
    2,112       Southwest Gas Corp. ...............................    48,576
      900       Southwest Securities Group, Inc. ..................    24,637
      900       Southwestern Energy Co. ...........................     5,906
      900       Sovran Self Storage, Inc. .........................    17,044
      800       Spartech Corp. ....................................    25,800
      400       Specialty Equipment Cos., Inc. (a) ................     9,575
    1,264       SpeedFam-IPEC, Inc. (a) ...........................    16,353
    1,447       Spiegel - Class A (a) .............................    10,174
      761       Sportsline USA, Inc. (a) ..........................    38,145
      903       Springs Industries, Inc. - Class A ................    36,064
      900       SPS Technologies, Inc. (a) ........................    28,744
    1,083       Spyglass, Inc. (a) ................................    41,069
    1,000       Staff Leasing, Inc. (a) ...........................     9,500
    2,300       StaffMark, Inc. (a) ...............................    17,394
    1,047       StanCorp Financial Group, Inc. ....................    26,371
      400       Standard Motor Products, Inc. .....................     6,450
      800       Standard Register Co. .............................    15,500
      800       Standard-Pacific Corp. ............................     8,800
      700       Standex International Corp. .......................    14,656
      300       Starrett (L.S.) Co. - Class A .....................     6,731
      325       StarTek, Inc. (a) .................................    11,781
      600       State Auto Financial Corp. ........................     5,475
    2,600       Staten Island Bancorp, Inc. .......................    46,800
      982       Station Casinos, Inc. (a) .........................    22,034
    3,230       Steel Dynamics, Inc. (a) ..........................    51,478
    1,796       Stein Mart, Inc. (a) ..............................    10,215
      200       Stephan Chemical Co. ..............................     4,675
      419       Stericycle, Inc. (a) ..............................     7,882
    3,068       STERIS Corp. (a) ..................................    31,639
    2,050       Sterling Bancshares, Inc. .........................    22,934
    1,400       Stewart & Stevenson Services, Inc. ................    16,581
      400       Stewart Information Services Corp. ................     5,325
    2,325       Stillwater Mining Co. (a) .........................    74,109
      512       Stone & Webster, Inc. .............................     8,608
    1,282       Stone Energy Corp. (a) ............................    45,671
    1,400       Storage USA, Inc. .................................    42,350
      860       Strayer Education, Inc. ...........................    16,985
    1,600       Stride Rite Corp. .................................    10,400
    2,474       Structural Dynamics Research Corp. (a) ............    31,544
      300       Student Loan Corp. ................................    14,962
    1,300       Sturm Ruger & Co., Inc. ...........................    11,538
    2,147       Suiza Foods Corp. (a) .............................    85,075
      700       Summit Properties, Inc. ...........................    12,512
    2,383       Summit Technology, Inc. (a) .......................    27,851
    1,300       Sun Communities, Inc. .............................    41,844


    Shares                          Description                            Value
-------------   ---------------------------------------------------   --------------
    3,582       Sunbeam Corp. (a) .................................   $15,000
        1       Sunburst Hospitality Corp. (a) ....................         6
    1,883       Sunglass Hut International (a) ....................    21,184
    1,425       Sunrise Assisted Living, Inc. (a) .................    19,594
      700       Sunrise Medical, Inc. (a) .........................     4,331
    2,182       Sunrise Technologies International, Inc. (a) ......    25,775
    1,950       Sunterra, Inc. (a) ................................    22,425
    1,083       SuperGen, Inc. (a) ................................    31,813
      419       Superior Consultant Holdings Corp. (a) ............     5,971
    1,500       Superior Industries International, Inc. ...........    40,219
      900       Superior National Insurance Group, Inc. (a)........     6,806
      381       Superior Telecommunications, Inc. .................     5,882
    1,900       Susquehanna Bancshares, Inc. ......................    30,163
    1,300       SVI Holdings, Inc. (a) ............................    15,600
    1,820       Swift Energy Co. (a) ..............................    20,930
    2,025       Swift Transportation Co., Inc. (a) ................    35,691
    3,941       Sybase, Inc. (a) ..................................    66,997
    1,100       Sykes Enterprises, Inc. (a) .......................    48,262
      361       Syncor International Corp. (a) ....................    10,514
      200       Syntel, Inc. (a) ..................................     3,238
    1,000       Syntroleum Corp. (a) ..............................     8,125
    2,400       Systemax, Inc. (a) ................................    20,400
    2,019       Systems & Computer Technology Corp. (a) ...........    32,809
      725       Talbots ...........................................    32,353
    2,241       TALK.com (a) ......................................    39,778
      800       Tanger Factory Outlet Centers, Inc. ...............    16,600
    2,400       Taubman Centers, Inc. .............................    25,800
    1,350       Techne Corp. (a) ..................................    74,334
      400       Technitrol, Inc. ..................................    17,800
    2,161       Technology Solutions (a) ..........................    70,773
      500       Tejon Ranch Co., ..................................    11,875
    1,300       Tekelec (a) .......................................    29,250
    2,125       Tektronix, Inc. ...................................    82,609
    1,796       Telebanc Financial Corp. (a) ......................    46,696
      674       Telescan, Inc. (a) ................................    16,639
    1,600       TeleTech Holdings, Inc. (a) .......................    53,925
      400       Tennant Co. .......................................    13,100
      800       Terayon Communication Systems, Inc. (a) ...........    50,250
    1,868       Terex Corp. (a) ...................................    51,837
    2,900       Terra Industries, Inc. ............................     4,712
    2,055       Tesoro Petroleum Corp. (a) ........................    23,761
    2,333       TETRA Technologies, Inc. (a) ......................    35,870
    1,447       Texas Industries, Inc. ............................    61,588
      500       Texas Regional Bancshares, Inc. - Class A .........    14,500
    2,000       The Bombay Company, Inc. (a) ......................     9,000
    2,503       The Boyds Collection Ltd. (a) .....................    17,365
    1,000       The Cheesecake Factory, Inc. (a) ..................    35,000
      800       The Children's Place Retail Stores, Inc. (a) ......    13,150
      500       The Corporate Executive Board Co. (a) .............    27,938
      815       The Fairchild Corp. - Class A (a) .................     7,386
      400       The Genlyte Group, Inc. (a) .......................     8,550
      961       The Grand Union Co. (a) ...........................     9,730
    1,082       The Hain Food Group, Inc. (a) .....................    24,210
      900       The IT Group, Inc. ................................     8,269
    2,312       The Macerich Co. ..................................    48,118

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                             Value
-------------   -----------------------------------------------------   --------------
    1,392       The Men's Wearhouse, Inc. (a) .......................   $40,890
      400       The Midland Co. .....................................     8,300
    2,620       The MONY Group, Inc. ................................    76,471
    2,300       The Pep Boys - Manny, Moe & Jack ....................    20,988
      683       The Robert Mondavi Corp. (a) ........................    23,734
    1,528       The Santa Cruz Operation, Inc. (a) ..................    46,413
      903       The Source Information Management
                Co. (a) .............................................    15,125
    2,675       The Timken Co. ......................................    54,670
    2,347       The Titan Corp. (a) .................................   110,602
    2,996       The Topps Company, Inc. (a) .........................    31,083
    1,700       Theragenics Corp. (a) ...............................    15,406
      600       Thermedics, Inc. (a) ................................     3,263
      500       Thermo BioAnalysis Corp. (a) ........................     9,187
      600       Thermo Cardiosystems, Inc. (a) ......................     3,938
      800       Thermo Ecotek Corp. (a) .............................     4,250
      900       Thermo Fibertek, Inc. (a) ...........................     6,412
      700       Thermo Optek Corp. (a) ..............................     7,963
      600       ThermoQuest Corp. (a) ...............................     6,187
      527       TheStreet.com, Inc. (a) .............................    10,112
    1,300       Thomas Industries, Inc. .............................    26,569
      400       Thor Industries, Inc. ...............................    12,175
      800       Thornburg Mortgage Asset Corp. ......................     6,600
    1,165       THQ, Inc. (a) .......................................    27,013
      700       Timberland Co., Class A (a) .........................    37,013
    1,200       Titan International, Inc. ...........................     7,800
      700       Titanium Metals Corp. ...............................     3,150
      800       TJ International, Inc.. .............................    33,600
      400       TNP Entreprise, Inc. ................................    16,500
    1,277       Toll Brothers, Inc. (a) .............................    23,784
    1,000       Toro Co. ............................................    37,312
    3,901       Total Renal Care Holdings (a) .......................    26,088
    2,790       Tower Automotive, Inc. (a) ..........................    43,071
    1,400       Town & Country Trust ................................    25,112
    1,900       Towne Services, Inc. (a) ............................     7,600
    2,222       Track Data Corp. (a) ................................    22,637
    1,100       Trammel Crow Co. (a) ................................    12,788
    3,400       Trans World Airlines, Inc. (a) ......................     9,562
    1,809       Trans World Entertainment Corp. (a) .................    18,995
    1,506       Transaction Systems Architechure, Inc. -
                Class A (a) .........................................    42,168
      845       Transkaryotic Therapies, Inc. (a) ...................    32,532
    1,900       TransMontaigne Oil Co. (a) ..........................    13,300
    1,282       TranSwitch Corp. (a) ................................    93,025
    1,255       Tredegar Industries, Inc. ...........................    25,963
      400       Trendwest Resorts, Inc. (a) .........................     9,000
      300       Trenwick Group, Inc. ................................     5,081
      200       Trex Medical Co. (a) ................................       563
      400       Triad Guaranty, Inc. (a) ............................     9,100
    2,140       Triad Hospitals, Inc. (a) ...........................    32,367
    1,700       Triangle Bancorp, Inc. ..............................    32,938
    1,400       Triangle Pharmaceuticals, Inc. (a) ..................    17,937
    1,100       Triarc Cos., Inc. (a) ...............................    20,213
    1,606       Trimble Navigation Ltd. (a) .........................    34,730
    2,712       Trinity Industries, Inc. ............................    77,122


    Shares                           Description                             Value
-------------   -----------------------------------------------------   --------------
      761       TriQuint Semiconductor, Inc. (a) ....................   $84,661
      900       Triumph Group, Inc. (a) .............................    21,769
      500       Tropical Sportswear Int'l Corp. (a) .................     8,063
    2,590       True North Communications, Inc. .....................   115,741
    1,000       Trust Co. of New Jersey .............................    22,875
    2,564       Trustco Bank Corp. ..................................    33,973
      782       TSI International Software Ltd. (a) .................    44,281
    1,833       Tuboscope Vetco International Corp. (a) .............    29,099
      800       Tuesday Morning Corp. (a) ...........................    14,750
    3,090       Tupperware Corp. ....................................    52,337
      783       Tut Systems, Inc. (a) ...............................    41,988
      366       Tweeter Home Entertainment Group,
                Inc. (a) ............................................    12,993
    1,400       Twinlab Corp. (a) ...................................    11,112
      800       U.S. Can Corp. (a) ..................................    15,900
      794       U.S. Franchise Systems, Inc. - Class A (a) ..........     3,573
      800       U.S. Home Corp. (a) .................................    20,450
    1,300       U.S. Liquids, Inc. (a) ..............................    10,888
    2,100       U.S. Office Products Co. (a) ........................     6,562
    2,934       U.S. Oncology, Inc. (a) .............................    14,487
    1,728       U.S. Plastic Lumber Corp. (a) .......................    13,284
      500       U.S. Restaurants Properties, Inc. ...................     7,156
      183       uBid, Inc. (a) ......................................     4,850
    3,298       UCAR International, Inc. (a) ........................    58,746
    1,613       UGI Corp. ...........................................    32,966
    2,800       UICI (a) ............................................    29,575
    1,728       Ultratech Stepper, Inc. (a) .........................    27,864
    1,227       UMB Financial Corp. .................................    46,300
    2,700       UniCapital Corp. (a) ................................     9,956
    2,782       Unifi, Inc. (a) .....................................    34,253
    1,000       UniFirst Corp. ......................................    12,625
    1,100       Unisource Energy Corp. (a) ..........................    12,306
    2,233       United Asset Management Corp. .......................    41,450
      800       United Auto Group, Inc. (a) .........................     7,150
    2,827       United Bankshares, Inc. .............................    67,495
    2,342       United Community Financial Corp. ....................    23,274
    6,104       United Dominion Realty Trust, Inc. ..................    60,277
      300       United Fire & Casualty Co. ..........................     6,787
      900       United Illuminating Co. .............................    46,238
      593       United National Bancorp .............................    13,157
    1,100       United Natural Foods, Inc. (a) ......................    13,200
      800       United Payors & United Providers, Inc. (a) ..........    13,250
    1,200       United Retail Group, Inc. (a) .......................     9,900
    2,151       United Stationers, Inc. (a) .........................    61,438
      200       United Television, Inc. .............................    27,100
    1,082       United Water Resources, Inc. ........................    36,991
    1,568       Universal Corp. .....................................    35,770
    3,033       Universal Foods Corp. ...............................    61,797
      500       Universal Forest Products, Inc. .....................     7,375
    2,600       UNOVA, Inc. (a) .....................................    33,800
      300       Urban Shopping Centers, Inc. ........................     8,137
      700       URS Corp. (a) .......................................    15,181
      860       US LEC Corp. - Class A (a) ..........................    27,735
      200       US Xpress Enterprises, Inc. (a) .....................     1,475
    1,500       USBANCORP, Inc. .....................................    17,625

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

    Shares                           Description                             Value
-------------   -----------------------------------------------------   --------------
    5,533       USEC, Inc. ..........................................   $38,731
    1,351       USFreightways Corp. .................................    64,679
      750       USinternetworking, Inc. (a) .........................    52,406
    2,974       UST Corp. ...........................................    94,425
    1,200       Vail Resorts, Inc. (a) ..............................    21,525
    2,083       Valence Technology, Inc. (a) ........................    39,577
    2,830       Valero Energy Corp. .................................    56,246
    1,241       Valley Media, Inc. (a) ..............................     8,687
    1,200       Valmont Industries, Inc. ............................    19,275
      106       Value America, Inc. (a) .............................       537
      500       Value City Department Stores, Inc. (a) ..............     7,562
      400       Value Line, Inc. ....................................    14,400
    1,100       ValueVision International, Inc. (a) .................    63,044
    3,500       Varco International, Inc. (a) .......................    35,656
    1,600       Varian Medical Systems, Inc. (a) ....................    47,700
    1,506       Varian Semiconductor Equipment
                Associates, Inc. (a) ................................    51,204
    2,028       Varian, Inc. (a) ....................................    45,630
      400       Veeco Instruments, Inc. (a) .........................    18,725
      696       Ventana Medical Systems, Inc. (a) ...................    17,313
    1,800       Ventas, Inc. ........................................     7,538
    1,600       Veritas DGC, Inc. (a) ...............................    22,400
    1,517       Verity, Inc. (a) ....................................    64,567
    1,382       Vertex Pharmaceuticals, Inc. (a) ....................    48,370
    1,828       VerticalNet, Inc. (a) ...............................   299,792
    1,300       Veterinary Centers of America, Inc. (a) .............    16,737
      936       Viatel, Inc. (a) ....................................    50,216
      661       Vical, Inc. (a) .....................................    19,789
    1,074       Vicor Corp. (a) .....................................    43,497
    3,190       Vintage Petroleum, Inc. .............................    38,479
      594       Virco Manufacturing Corp. ...........................     7,722
    1,400       Visio Corp. (a) .....................................    66,500
    1,161       Visual Networks, Inc. (a) ...........................    92,009
      900       Vital Signs, Inc. ...................................    20,588
    1,000       Vlasic Foods International (a) ......................     5,687
      400       Volt Information Sciences, Inc. (a) .................     9,550
    1,500       W Holding Company, Inc. .............................    15,563
    4,696       W.R. Grace & Co. (a) ................................    65,157
    1,200       Wabash National Corp. ...............................    18,000
      800       Wackenhut Corp. - Class A ...........................    11,950
    1,100       Wackenhut Corrections Corp. (a) .....................    12,856
      800       Walden Residential Properties, Inc. .................    17,300
    1,971       Wallace Computer Services, Inc. .....................    32,768
    2,700       Walter Industries, Inc. .............................    29,194
    3,532       Washington Federal, Inc. ............................    69,757
    3,190       Washington Gas Light Co. ............................    87,725
    1,300       Washington Real Estate Investment Trust .............    19,500
      300       Waste Connections, Inc. (a) .........................     4,331
      500       Waste Industires, Inc. (a) ..........................     5,656
      168       Watkins-Johnson Co. .................................     6,720
      953       Watsco, Inc. - Class A ..............................    11,019
    1,180       Watts Industries Inc. - Class A .....................    17,405
    3,080       Wausau-Mosinee Paper Co. ............................    35,997


    Shares                           Description                             Value
-------------   -----------------------------------------------------   --------------
    2,019       Wave Systems Corp. - Class A (a) ....................   $24,102
      700       Wavo Corp. (a) ......................................     2,713
      500       WD(40 Co.) ..........................................    11,062
    1,700       WebLink Wireless, Inc. (a) ..........................    26,350
    1,807       Webster Financial Corp. .............................    42,577
      300       WebTrends Corp. (a) .................................    24,300
    1,500       Weingarten Realty, Inc. .............................    58,406
    1,700       Wellman, Inc. .......................................    31,663
      800       Wellsford Real Properties, Inc. (a) .................     6,800
    1,700       Werner Enterprises, Inc. ............................    23,906
    1,300       WesBanco, Inc. ......................................    33,800
    2,077       WESCO International, Inc. (a) .......................    18,433
    1,274       Wesley Jessen VisionCare (a) ........................    48,253
    1,012       West Coast Bancorp/Oregon ...........................    13,662
      200       West Marine, Inc. (a) ...............................     1,650
      436       West Pharmaceutical Services, Inc. ..................    13,489
    1,100       West TeleServices Corp. (a) .........................    26,881
      900       Westcorp, Inc. ......................................    13,050
      909       Westell Technologies (a) ............................     9,772
    5,600       Western Digital Corp. (a) ...........................    23,450
      700       Western Gas Resources, Inc. .........................     9,231
    2,000       Western Properties Trust ............................    19,125
    1,000       Westfield America, Inc. .............................    12,312
    1,971       Westinghouse Air Brake Co. ..........................    34,985
    2,023       Westwood One, Inc. (a) ..............................   153,748
      774       Wet Seal, Inc. - Class A (a) ........................     9,482
      400       WFS Financial, Inc. .................................     8,450
      400       White Mountain Insurance Group Inc. .................    48,200
      706       Whitehall Jewellers, Inc. (a) .......................    26,034
    1,700       Whitney Holding Corp. ...............................    63,006
    1,700       Whole Foods Market, Inc. (a) ........................    78,837
    2,512       WICOR, Inc. .........................................    73,319
    1,289       Wild Oats Market, Inc. (a) ..........................    28,600
    1,900       Wind River Systems (a) ..............................    69,588
    1,500       Windmere-Durable Holdings, Inc. (a) .................    25,500
    1,047       Winnebago Industries ................................    21,005
    3,764       Wisconsin Central Transportation Corp. (a) ..........    50,579
    1,600       WMS Industries, Inc. (a).............................    21,000
      900       Wolverine Tube, Inc. (a) ............................    12,711
    2,500       Wolverine World Wide, Inc. ..........................    27,344
      300       Woodward Governor Co. ...............................     8,250
    2,500       World Access, Inc. (a) ..............................    48,125
      651       WorldGate Communications, Inc. (a) ..................    30,963
    4,932       Worthington Industries, Inc. ........................    81,686
      900       WPS Resources Corp. .................................    22,613
    6,600       Wyndham International, Inc. - Class A (a) ...........    19,387
      700       Wynn's International, Inc. ..........................     9,888
      861       Xceed, Inc. (a) .....................................    35,731
    1,300       Xircom, Inc. (a) ....................................    97,500
      500       Xtra Corp. ..........................................    21,313
      400       Yankee Energy System, Inc. ..........................    17,575
    2,100       Yellow Corp. (a) ....................................    35,306

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------


 Shares                     Description                         Value
-------- ------------------------------------------------   -------------
  761    Young Broadcasting Corp. - Class A (a) .........    $    38,811
1,700    Zapata Corp. (a) ...............................          7,862
1,506    Zebra Technologies Corp. - Class A (a) .........         88,101
  300    Zenith National Insurance Corp. ................          6,188
1,400    Ziff-Davis, Inc. (a) ...........................         22,137
1,000    Ziff-Davis, Inc. (a) ...........................         21,000
  761    ZixIt Corp. (a) ................................         30,155
  528    Zomax, Inc. (a) ................................         23,892
                                                             -----------
TOTAL COMMON STOCKS (Cost $48,302,843)                        53,350,325
                                                             -----------
         PREFERRED STOCKS -- 0.00%
   30    Mediq, Inc. ....................................             45
  900    O'Sullivan Industries, Holdings ................            459
                                                             -----------
TOTAL PREFERRED STOCKS (Cost $953)                                   504
                                                             -----------


  Principal
   Amount                                         Value
------------                                  ------------
             SHORT-TERM INSTRUMENTS -- 5.12%
             U.S. TREASURY BILLS (C) -- 5.12%
 $   13,000  4.82%, 1/6/2000 ................     12,991
  1,282,000  5.39%, 1/13/2000 ...............  1,279,739
    125,000  5.29%, 1/20/2000 ...............    124,658
    961,000  4.84%, 2/24/2000 ...............    954,169
    336,000  4.85%, 3/23/2000 ...............    332,213
    140,000  4.43%, 4/6/2000 (b) ............    138,106
                                               ---------


TOTAL SHORT-TERM INSTRUMENTS (Cost $2,841,654)                 2,841,876
                                                               ---------
TOTAL INVESTMENTS (Cost $51,145,450)--            101.14%     56,192,705
LIABILITIES IN EXCESS OF OTHER ASSETS --          ( 1.14%)      (633,426)
                                                  ------      ----------
NET ASSETS .................................      100.00%    $55,559,279
                                                  ======     ===========

----------
     (a) Non-income producing security.
     (b) Held for collateral for futures contracts.
     (c) Rates shown represent effective yield at time of purchase. ADR American Depositary Receipt.


At December 31, 1999, the Fund's open futures contracts were as follows:



 NUMBER OF
 CONTRACTS       CONTRACT       EXPIRATION       OPENING          CURRENT        UNREALIZED
 PURCHASED         TYPE            DATE          POSITION      MARKET VALUE     APPRECIATION
-----------   --------------   ------------   -------------   --------------   -------------
     7        Russell 2000      03/16/00       $1,762,950       $1,784,825        $21,875
                                               ==========       ==========        =======


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Assets and Liabilities DECEMBER 31, 1999
--------------------------------------------------------------------------------


ASSETS:
  Investments at value (cost $51,145,450)....................................     $ 56,192,705
  Cash ......................................................................          294,649
  Receivable for investment securities sold .................................          573,784
  Interest and dividends receivable .........................................           55,703
  Due from Investment Advisor ...............................................           19,244
  Variation margin receivable for futures contracts .........................           33,438
  Deferred organizational costs and other assets ............................           11,048
                                                                                  ------------
   Total Assets .............................................................       57,180,571
                                                                                  ------------
LIABILITIES:
  Payable for investment securities purchased ...............................        1,543,484
  Administration fee payable ................................................            4,109
  Custody fee payable .......................................................           32,018
  Other accrued expenses ....................................................           41,681
                                                                                  ------------
   Total Liabilities ........................................................        1,621,292
                                                                                  ------------
TOTAL NET ASSETS ............................................................     $ 55,559,279
                                                                                  ============
COMPOSITION OF NET ASSETS:
  Paid-in-capital (4,783,969 outstanding shares of beneficial interest) .....     $ 50,360,632
  Accumulated net realized gain on investments and futures contracts ........          129,517
  Net unrealized appreciation of investments and futures contracts ..........        5,069,130
                                                                                  ------------
TOTAL NET ASSETS ............................................................     $ 55,559,279
                                                                                  ============
NET ASSET VALUE PER SHARE ...................................................     $      11.61
                                                                                  ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statement of Operations  FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


 INVESTMENT INCOME:
  Interest .................................................................    $   81,878
  Dividends ................................................................       512,955
                                                                                ----------
   Total Investment Income .................................................       594,833
                                                                                ----------
 EXPENSES:
  Advisory fees ............................................................       131,616
  Administration and accounting fees .......................................       119,913
  Custodian fees ...........................................................        87,499
  Professional fees ........................................................        32,759
  Printing fees ............................................................        31,675
  Trustees fees ............................................................        17,629
  Transfer agent fees ......................................................         9,589
  Amortization of organizational costs .....................................         4,168
  Registration and filing fees .............................................         3,214
  Other ....................................................................         2,827
                                                                                ----------
   Total expenses before waiver/reimbursement ..............................       440,889
   Less waiver/reimbursement by Advisor ....................................      (245,455)
   Less waiver by Administrator ............................................       (27,500)
                                                                                ----------
   Total expenses net of waiver/reimbursement ..............................       167,934
                                                                                ----------
 NET INVESTMENT INCOME .....................................................       426,899
                                                                                ----------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on investments .........................................     1,268,467
  Net realized gain on futures contracts ...................................       155,002
  Net change in unrealized appreciation (depreciation) of investments ......     5,969,221
  Net change in unrealized appreciation (depreciation) of futures contracts         14,962
                                                                                ----------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURE CONTRACTS ......     7,407,652
                                                                                ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................    $7,834,551
                                                                                ==========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                             YEAR ENDED           YEAR ENDED
                                                                                         DECEMBER 31, 1999     DECEMBER 31, 1998
                                                                                        -------------------   ------------------
 INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS:
  Net investment income .............................................................      $     426,899         $    271,303
  Net realized gain on investments and futures contracts ............................          1,423,469              670,599
  Net change in unrealized appreciation (depreciation) of investments and futures
   contracts ........................................................................          5,984,183           (1,298,958)
                                                                                           -------------         ------------
  Net increase (decrease) in net assets resulting from operations ...................          7,834,551             (357,056)
                                                                                           -------------         ------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .............................................................           (533,645)            (167,192)
  Net realized gain on investments ..................................................         (1,527,663)            (535,016)
                                                                                           -------------         ------------
  Total distributions ...............................................................         (2,061,308)            (702,208)
                                                                                           -------------         ------------
 SHARE TRANSACTIONS:
  Net proceeds from sale of shares ..................................................         28,880,015           27,649,770
  Issued to shareholders in reinvestment of distributrions ..........................          2,061,309              702,208
  Costs of shares repurchased .......................................................        (17,899,047)          (3,165,975)
                                                                                           -------------         ------------
   Net increase in net assets from share transactions ...............................         13,042,277           25,186,003
                                                                                           -------------         ------------
   Net increase in net assets .......................................................         18,815,520           24,126,739
                                                                                           -------------         ------------
 NET ASSETS:
  Beginning of year .................................................................         36,743,759           12,617,020
                                                                                           -------------         ------------
  End of year .......................................................................      $  55,559,279         $ 36,743,759
                                                                                           =============         ============
 Undistributed net investment income ................................................      $           0         $    144,264
                                                                                           =============         ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period


                                                                                                                 FOR THE PERIOD
                                                                                                                AUGUST 25, 1997(1)
                                                                            YEAR ENDED          YEAR ENDED           THROUGH
                                                                        DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                       ------------------- ------------------- ------------------
Net asset value, beginning of period .................................       $ 10.06             $ 10.51           $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income ...............................................         0.09                 0.06             0.03(2)
 Net realized and unrealized gain (loss) on investments and futures
   contracts .........................................................         1.92               ( 0.30)            0.48
                                                                             -------             -------           -------
 Net increase (decrease) in net asset value from operations ..........         2.01               ( 0.24)            0.51
                                                                             -------             -------           -------
LESS DISTRIBUTIONS:
 Distributions from net investment income ............................        ( 0.12)             ( 0.05)            0.00
 Distributions from net realized gain on investments .................        ( 0.34)             ( 0.16)            0.00
                                                                             -------             -------           -------
   Total distributions ...............................................        ( 0.46)             ( 0.21)            0.00
                                                                             -------             -------           -------
NET ASSET VALUE, END OF PERIOD .......................................       $ 11.61             $ 10.06           $ 10.51
                                                                             =======             =======           =======
TOTAL RETURN(4).......................................................         20.16%             ( 2.18)%           5.10   %

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ..................................       $55,559             $36,744          $  12,617
Ratios to average net assets:
 Net investment income including reimbursement/waiver ................          1.14%               1.18%              1.08%(3)
 Net investment income (loss) excluding reimbursement/waiver .........          0.41%               0.05%             (1.74%)(3)
 Operating expenses including reimbursement/waiver ...................          0.45%               0.45%              0.45%(3)
 Operating expenses excluding reimbursement/waiver ...................          1.18%               1.58%              3.27%(3)
Portfolio turnover rate ..............................................            68%                 30%                 8%

----------
 (1) Commencement of operations.
 (2) Based on average shares method.
 (3) Annualized
 (4) Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.





                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Notes to Financial Statements DECEMBER 31, 1999
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE(R) Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund. The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.


The accompanying financial statements and financial highlights are those of the Small Cap Index Fund (the "Fund") which commenced operations on August 25, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sup-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

F. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.


G. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on August 25, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


H. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


I. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:



                                 YEAR ENDED           YEAR ENDED
                             DECEMBER 31, 1999     DECEMBER 31, 1998
                            -------------------   ------------------
                                   SHARES               SHARES
                            -------------------   ------------------
Shares sold                       2,743,614           2,705,632
Reinvestment of dividends           185,370              73,376
Shares redeemed                  (1,798,388)           (325,834)
                                 ----------           ---------
Net increase                      1,130,596           2,453,174
                                 ==========           =========

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.45% of average daily net assets.


Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Funds' Administrator and Transfer Agent, became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Notes to Financial Statements -- continued DECEMBER 31, 1999
--------------------------------------------------------------------------------

as PFPC Inc. For services rendered as the Trust's Administrator, PFPC Inc. receives the following fees, accrued daily, and paid monthly.



                     ADMINISTRATION FEES
-------------------------------------------------------------
 FEE % OF THE TRUSTS'
   DAILY NET ASSETS            AVERAGE DAILY NET ASSETS
---------------------   -------------------------------------
            0.02%                  up to $2 billion
            0.01%       Over $2 billion and up to $5 billion
          0.0075%                  Over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per Fund, paid monthly.


PFPC Inc. waived $27,500 of its fees for the year ended December 31, 1999.


Bankers Trust Company also serves as custodian for the Fund and receives a fee for this service.


The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.


At December 31, 1999, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the year ended December 31, 1999, were $35,406,827 and $25,106,129, respectively.


The gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on the Fund's investments, as computed on a federal income tax basis, at December 31, 1999 were $11,682,358, $7,023,932 and $4,658,426, respectively. The aggregate cost of investments as computed on a federal income tax basis at December 31, 1999 was $51,534,279.


NOTE 4 -- OTHER INFORMATION
Bankers Trust is a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Report of Independent Auditors
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees
BT Insurance Funds Trust -- Small Cap Index Fund



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Small Cap Index Fund (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period August 25, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Index Fund at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period August 25, 1997 (commencement of operations) to December 31, 1997, in conformity with accounting principles generally accepted in the United States.


[GRAPHIC OMITTED]




Philadelphia, Pennsylvania
February 4, 2000

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST SMALL CAP INDEX FUND




Proxy Voting Results (unaudited)
--------------------------------------------------------------------------------
A Special Meeting of Shareholders of BT Insurance Funds Trust (the "Trust") was held Thursday, September 30, 1999, at 2:00 p.m. at the offices of BT Alex.Brown Incorporated, One South Street, 30th Floor, Baltimore, Maryland 21202.


It was reported that there were present in person or represented by proxy the holders of 3,365,166.628 shares of the Small Cap Index Fund, out of a total of 3,451,688.120 shares outstanding on the record date and entitled to vote. The results of the voting on the proposals were as follows:


PROPOSAL IA: Approval of the new investment management agreement between the
                   Trust and Bankers Trust Company



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              95.396%
  AGAINST                           0.278%
  ABSTAIN                           1.819%

PROPOSAL IB: Approval of the new investment management agreement between the
                   Trust and Morgan Grenfell, Inc.



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              94.503%
  AGAINST                           0.517%
  ABSTAIN                           2.474%

PROPOSAL IC: Approval of the new investment sub-management agreement among the
                    Trust, Morgan Grenfell, Inc. and Bankers Trust Company



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              95.319%
  AGAINST                           0.303%
  ABSTAIN                           1.872%

PROPOSAL II: Election of Six Trustees
ROBERT R. COBY



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              92.058%
  AGAINST                           0.447%
  ABSTAIN                           4.989%


DESMOND G. FITZGERALD



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              92.058%
  AGAINST                           0.447%
  ABSTAIN                           4.989%

JAMES S. PASMAN, JR.



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              92.058%
  AGAINST                           0.447%
  ABSTAIN                           4.989%

EDWARD C. SCHMULTS



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              92.037%
  AGAINST                           0.467%
  ABSTAIN                           4.989%

WILLIAM E. SMALL



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              92.058%
  AGAINST                           0.447%
  ABSTAIN                           4.989%

WERNER WALBROEL



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              92.037%
  AGAINST                           0.467%
  ABSTAIN                           4.989%

PROPOSAL III: Ratification of Ernst & Young LLP as Auditors of each Fund



 SMALL CAP INDEX FUND     % OF SHARES OUTSTANDING
----------------------   ------------------------
  FOR                              95.457%
  AGAINST                           0.421%
  ABSTAIN                           1.615%

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

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

BT INSURANCE FUNDS TRUST

SMALL CAP INDEX FUND




INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


ADMINISTRATOR AND TRANSFER AGENT
PFPC INC.
3200 Horizon Drive
King of Prussia, PA 19406


DISTRIBUTOR
PROVIDENT DISTRIBUTORS, INC.
Four Falls Corporate Center
West Conshohocken, PA 19428


CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103


COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                               -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                               -------------------

                                           Small Cap Index Fund Cusip #05576E409
                                                             INSSMCAPANN (12/99)